UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.7%

India — 9.3%
Bharat Forge Ltd.*	1,007,616	$3,759,166
Bharat Heavy Electricals Ltd.	1,113,222	3,264,265
Bharti Airtel Ltd.*	1,830,768	8,988,247
ITC Ltd.	1,538,093	8,395,128
Mahindra & Mahindra Ltd.	617,466	10,085,191
Oil & Natural Gas Corp. Ltd.*	1,238,170	6,898,748
Reliance Industries Ltd.	296,788	4,308,108
Reliance Industries Ltd. GDR, 144a	13,090	376,861
		46,075,714

Brazil — 9.2%
All America Latina Logistica SA	1,068,553	4,539,800
Banco Bradesco SA (Preference)	569,183	7,346,436
Gerdau SA (Preference)	648,231	3,674,960
Lojas Americanas SA (Preference)	1,153,731	8,045,378
Lojas Renner SA	305,273	8,743,585
Petroleo Brasileiro SA (Preference)	808,459	5,880,426
Vale SA ADR†	198,273	2,607,290
Vale SA (Preference)	398,775	4,834,232
		45,672,107

Mexico — 7.5%
America Movil SAB de CV, Series L ADR	252,944	5,501,532
Fomento Economico Mexicano SAB de CV ADR	61,743	6,371,260
Grupo Financiero Banorte SAB de CV - Class O	1,422,520	8,497,277
Kimberly-Clark de Mexico SAB de CV - Class A	2,976,197	9,761,826
Wal-Mart de Mexico SAB de CV - Class A	2,486,759	6,970,437
		37,102,332

South Africa — 7.5%
Aveng Ltd.	1,381,017	4,177,258
Foschini Group Ltd.	1,012,605	10,115,755
Impala Platinum Holdings Ltd.	396,934	3,734,413
Massmart Holdings Ltd.	179,634	3,258,292
MTN Group Ltd.	385,618	7,177,881
Woolworths Holdings Ltd.	1,309,241	8,530,884
		36,994,483

Korea — 6.3%
BS Financial Group, Inc.	561,527	7,104,825
POSCO	10,014	2,617,380
Samsung Electronics Co. Ltd.	12,635	14,847,135
Shinhan Financial Group Co. Ltd.	200,186	6,590,774
		31,160,114

Bermuda — 6.0%
Credicorp Ltd.	65,801	8,419,896
First Pacific Co. Ltd.	8,492,857	9,099,432
VTech Holdings Ltd.†	807,152	12,331,988
		29,851,316

Hong Kong — 5.7%
China Overseas Land & Investment Ltd.	3,596,259	9,435,714
CNOOC Ltd.	4,085,177	6,931,483
Wharf Holdings Ltd.	1,394,427	11,722,029
		28,089,226

Thailand — 5.6%
Kasikornbank PCL	1,921,716	12,144,328
PTT Exploration & Production PCL	1,278,870	6,535,576
Siam Cement PCL	136,114	2,010,003
Siam Cement PCL (Non- Voting)	150,425	2,163,132
Thai Oil PCL	2,532,423	5,144,048
		27,997,087

Taiwan — 5.5%
Giant Manufacturing Co. Ltd.	1,872,730	12,871,855
Taiwan Semiconductor Manufacturing Co. Ltd.	3,879,555	14,368,243
		27,240,098

Turkey — 5.4%
Akbank TAS	1,072,980	4,372,698
Trakya Cam Sanayi AS	4,708,546	6,445,046
Tupras Turkiye Petrol Rafine	240,212	5,866,120
Turkcell Iletisim Hizmetleri AS*	998,674	5,799,320
Turkiye Garanti Bankasi AS	1,039,382	4,537,562
		27,020,746

Cayman Islands — 5.0%
ASM Pacific Technology Ltd.†	785,681	8,656,009
Daphne International Holdings Ltd.†	9,186,745	7,864,826
Tingyi Cayman Islands Holding Corp.	3,210,410	8,361,251
		24,882,086

China — 4.9%
China BlueChemical Ltd.	9,042,368	5,526,115
Industrial & Commercial Bank of China - Class H	13,983,261	8,816,104
PetroChina Co. Ltd. - Class H	4,156,245	4,420,939
Weichai Power Co. Ltd. - Class H†	1,901,079	5,613,001
		24,376,159

Indonesia — 4.1%
Bank Mandiri Persero Tbk PT	10,766,102	9,762,712
Telekomunikasi Indonesia Tbk PT	9,450,470	10,712,120
		20,474,832

Malaysia — 2.7%
British American Tobacco Malaysia Bhd	376,903	7,109,802
CIMB Group Holdings Bhd	2,326,893	6,098,014
		13,207,816

United Kingdom — 2.0%
SABMiller PLC	208,902	10,016,482

Canada — 1.9%
Eldorado Gold Corp.	871,612	5,395,259
Yamana Gold, Inc.	438,953	4,186,268
		9,581,527

1

Touchstone Emerging Markets Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

Luxembourg — 1.9%
Tenaris SA ADR†	234,428	$9,440,416

South Korea — 1.8%
Hankook Tire Co. Ltd.	188,610	8,719,940

Jersey — 1.6%
Randgold Resources Ltd. ADR	120,964	7,747,744

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. ADR	158,296	6,205,203

Singapore — 1.2%
Keppel Land Ltd.	2,255,689	5,961,782

Chile — 1.2%
Enersis SA	17,657,807	5,818,161

Czech Republic — 0.2%
CEZ AS	44,178	1,058,815

United States — 0.0%
Southern Copper Corp.	9,925	274,128
Total Common Stocks		$484,968,314

Investment Funds— 5.8%
Invesco Government & Agency Portfolio, Institutional Class**	18,394,224	18,394,224
Touchstone Institutional Money Market Fund^	10,201,722	10,201,722
Total Investment Funds		$28,595,946

Total Investment Securities —103.5%
(Cost $541,538,043)		$513,564,260

Liabilities in Excess of Other Assets — (3.5%)		(17,486,389)

Net Assets — 100.0%		$496,077,871

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $16,659,070.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $376,861 or 0.08% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$484,968,314	$—	$—	$484,968,314
Investment Funds	28,595,946	—	—	28,595,946
				$513,564,260

2

Touchstone Emerging Markets Equity Fund (Continued)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period ended June 30, 2013:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
	South
Assets	Korea		Total

Beginning balance	$7,297,728		$7,297,728
Net change in unrealized appreciation/depreciation	(29,536)		(29,536)

Net transfers out of Level 3	(7,268,192	)(a)	(7,268,192)
Ending balance	$—		$—

(a)Transferred from Level 3 to Level 1 due to availability of observable valuation inputs.

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Global Real Estate Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 91.5%

United States — 32.3%
American Capital Agency Corp. REIT	16,939	$389,428
Annaly Capital Management, Inc. REIT	42,462	533,747
Apollo Commercial Real Estate Finance, Inc. REIT	15,152	240,614
AvalonBay Communities, Inc. REIT	780	105,230
Aviv REIT, Inc. REIT	8,938	226,042
Boston Properties, Inc. REIT	1,261	132,998
Digital Realty Trust, Inc. REIT†	1,105	67,405
Douglas Emmett, Inc. REIT	2,792	69,660
Equity Residential REIT	1,277	74,143
Essex Property Trust, Inc. REIT	457	72,626
Glimcher Realty Trust*	25,772	645,846
HCP, Inc. REIT	1,508	68,524
Kilroy Realty Corp. REIT	896	47,498
LaSalle Hotel Properties REIT	1,881	46,461
Macerich Co. (The) REIT	984	59,994
MFA Financial, Inc. REIT	29,202	246,757
Omega Healthcare Investors, Inc. REIT	13,586	421,438
Pebblebrook Hotel Trust*	19,040	491,994
ProLogis, Inc. REIT	2,612	98,525
Public Storage REIT	673	103,191
Retail Opportunity Investments Corp. REIT	4,860	67,554
Sabra Health Care REIT, Inc. REIT	12,660	330,553
Simon Property Group, Inc. REIT	847	133,758
SL Green Realty Corp. REIT	1,111	97,979
STAG Industrial, Inc. REIT	19,756	394,132
Starwood Property Trust, Inc. REIT	19,879	492,005
Sunstone Hotel Investors, Inc.*	31,566	828,608
Taubman Centers, Inc. REIT	1,000	75,150
Ventas, Inc. REIT	2,181	151,492
		6,713,352

Australia — 11.8%
CFS Retail Property Trust REIT	59,725	109,243
Charter Hall Retail REIT	182,669	636,500
Cromwell Property Group REIT	525,413	468,505
Dexus Property Group REIT	47,649	46,629
GPT Group REIT	12,699	44,597
Stockland REIT	168,609	536,622
Westfield Retail Trust REIT	212,308	601,917
		2,444,013

Singapore — 8.5%
AIMS AMP Capital Industrial REIT	339,000	438,627
Cambridge Industrial Trust REIT	610,000	348,915
CapitalCommercial Trust REIT	110,000	127,140
Religare Health Trust	756,000	506,982
Suntec Real Estate Investment Trust REIT	273,000	339,231
		1,760,895

Japan — 8.3%
Aeon Mall Co. Ltd.	1,900	47,070
Japan Logistics Fund, Inc. REIT	15	137,477
Japan Retail Fund Investment Corp. REIT	277	578,689
Mitsubishi Estate Co. Ltd.	10,000	266,284
Nippon Building Fund, Inc. REIT	7	81,024
Premier Investment Corp. REIT	158	606,957
		1,717,501

Canada — 6.9%
Crombie Real Estate Investment Trust REIT	36,685	477,878
InnVest Real Estate Investment Trust REIT	119,305	479,852
Leisureworld Senior Care Corp.	36,321	424,787
RioCan Real Estate Investment Trust REIT	2,633	63,265
		1,445,782

Netherlands — 4.3%
Eurocommercial Properties NV REIT	10,089	370,330
Nieuwe Steen Investments NV REIT	43,273	276,842
Vastned Retail NV REIT	5,957	244,092
		891,264

Hong Kong — 4.2%
Hang Lung Properties Ltd.	17,000	59,289
Hysan Development Co. Ltd.	16,000	69,417
Langham Hospitality Investments Ltd., 144a*	500,000	259,797
Link REIT (The) REIT	11,000	54,106
Yuexiu Real Estate Investment Trust REIT	807,000	440,122
		882,731

United Kingdom — 4.2%
British Land Co. PLC REIT	39,689	341,970
Great Portland Estates PLC REIT	6,251	50,532
Land Securities Group PLC REIT	5,646	75,912
Segro PLC REIT	96,569	410,083
		878,497

France — 3.6%
Fonciere Des Regions REIT	3,200	240,085
Mercialys SA REIT	15,521	299,304
Unibail-Rodamco SE REIT	883	205,734
		745,123

New Zealand — 1.8%
Kiwi Income Property Trust REIT	458,857	378,703

Mexico — 1.7%
Mexico Real Estate Management SA de CV REIT	159,119	343,843

South Africa — 1.6%
Capital Property Fund	319,212	343,591

Thailand — 1.4%
Ticon Industrial Connection PCL	509,800	297,513

Sweden — 0.3%
Hufvudstaden AB - Class A	4,594	54,941

4

Touchstone Global Real Estate Fund (Continued)

		Market
	Shares	Value

Common Stocks — 91.5% (Continued)

Germany — 0.2%
LEG Immobilien AG*	968	$50,400

Belgium — 0.2%
Cofinimmo REIT	387	42,319

Bermuda — 0.2%
Hongkong Land Holdings Ltd.	5,000	34,350
Total Common Stocks		$19,024,818

Investment Funds— 8.0%
Invesco Government & Agency Portfolio, Institutional Class**	64,883	64,883
Touchstone Institutional Money Market Fund^	1,596,675	1,596,675
Total Investment Funds		$1,661,558

Total Investment Securities —99.5%
(Cost $22,105,232)		$20,686,376

Other Assets in Excess of Liabilities — 0.5%		108,416

Net Assets — 100.0%		$20,794,792

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $64,355.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $259,797 or 1.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,024,818	$—	$—	$19,024,818
Investment Funds	1,661,558	—	—	1,661,558
				$20,686,376

% of Net
Industry Allocation	Assets

Retail	22.7%
Diversified	17.2%
Specialized	15.3%
Industrial	10.5%
Mortgage	9.2%
Office	5.7%
Diversified Financial Services	2.4%
Health Care Facilities	2.0%
Diversified Real Estate Activities	1.6%
Real Estate Development	1.4%
Real Estate Operating Companies	1.2%
Residential	1.2%
Health Care	1.1%
Investment Funds	8.0%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%

See accompanying Notes to Portfolios Investments.

5

Portfolio of Investments

Touchstone International Fixed Income Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 47.1%
$500,000	Bundesrepublik Deutschland (EUR),
	2.250%, 9/4/20	$699,568
500,000	Bundesrepublik Deutschland (EUR),
	4.000%, 1/4/18	747,586
580,000	Canadian Government Bond (CAD),
	4.000%, 6/1/16	592,127
570,000	Canadian Government Bond (CAD),
	5.000%, 6/1/14	560,895
100,000,000	Development Bank of Japan, Inc.
	(JPY), 1.700%, 9/20/22	1,083,070
500,000	France Government Bond OAT (EUR),
	5.000%, 10/25/16	741,442
150,000	Ireland Government Bond (EUR),
	4.500%, 4/18/20	203,840
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	3.750%, 3/1/21	642,100
500,000	Italy Buoni Poliennali Del Tesoro (EUR),
	4.750%, 8/1/23	670,034
1,000,000	Italy Buoni Poliennali del Tesoro
	Coupon Strip (EUR), 0.000%, 5/1/29	570,683
60,000,000	Japan Finance Organization for
	Municipalities (JPY), 2.000%, 5/9/16	637,453
5,000,000	Mexican Bonos, Ser M20 (MXN),
	8.000%, 12/7/23(A)	448,322
11,950,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24(A)	1,243,470
450,000	Netherlands Government Bond (EUR),
	144a, 1.750%, 7/15/23	565,473
500,000	Netherlands Government Bond (EUR),
	144a, 3.250%, 7/15/21	723,531
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.200%, 10/15/16	636,373
200,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 4.375%, 6/16/14	263,479
6,600,000	South Africa Government Bond (ZAR),
	6.750%, 3/31/21	640,414
2,900,000	South Africa Government Bond (ZAR),
	7.250%, 1/15/20	291,791
2,000,000	Spain Government Bond Principal
	Strip (EUR), 0.000%, 1/31/37	733,882
4,500,000	Sweden Government Bond, Ser 1049
	(SEK), 4.500%, 8/12/15	717,600
250,000	United Kingdom Gilt (GBP),
	8.000%, 12/7/15	449,941
	Total Sovereign Government
	Obligations	$13,863,074

	Corporate Bonds— 36.4%

	Financials — 32.5%
70,000,000	Asian Development Bank MTN (JPY),
	2.350%, 6/21/27	801,187
300,000	Asian Development Bank MTN (NOK),
	2.000%, 8/29/17	49,252
200,000	Barclays Bank PLC, 5.200%, 7/10/14	208,761
200,000	Co.-Operative Bank PLC/United
	Kingdom (EUR), 2.375%, 10/23/15	234,949
300,000	Derwent London Capital Jersey Ltd.
	(GBP), 2.750%, 7/15/16	541,842
400,000	Dexia Credit Local SA (GBP),
	0.907%, 4/1/14(B)	607,933
50,000,000	Dexia Municipal Agency SA (JPY),
	1.800%, 5/9/17	511,847
450,000	European Financial Stability Facility
	(EUR), 2.750%, 7/18/16	621,756
150,000	European Investment Bank (GBP),
	6.000%, 12/7/28	290,078
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26	434,291
90,000,000	European Investment Bank (JPY),
	2.150%, 1/18/27	994,995
85,000	European Union (EUR), 3.500%, 6/4/21	124,632
300,000	German Postal Pensions Securitisation
	PLC (EUR), 3.375%, 1/18/16	416,421
200,000	HSBC Bank PLC, 144a, 1.500%, 5/15/18	192,737
100,000	INTU Jersey Ltd, REIT. (GBP),
	2.500%, 10/4/18	159,625
650,000	KFW, 2.125%, 1/17/23	611,455
500,000	KFW (EUR), 3.375%, 1/18/21	731,758
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	512,584
2,200,000	Nordic Investment Bank (NOK),
	2.125%, 8/9/17	361,273
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	435,922
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	359,423
1,000,000	Stadshypotek AB (SEK),
	6.000%, 3/18/15	160,284
250,000	Temasek Financial III Pte Ltd. (SGD),
	0.000%, 10/24/14	202,899
		9,565,904

	Communications — 2.2%
429,200	Cap Gemini SA (EUR), 0.000%, 1/1/14	223,019
100,000	Nara Cable Funding Ltd. (EUR),
	8.875%, 12/1/18	135,696
100,000	WPP PLC (GBP), 5.750%, 5/19/14	288,937
		647,652

	Industrials — 1.4%
100,000	Rexel SA (EUR), 7.000%, 12/17/18	139,601
200,000	Xefin Lux SCA (EUR), 8.000%, 6/1/18	277,251
		416,852

	Materials — 0.3%
100,000	Barminco Finance Pty Ltd., 144a,
	9.000%, 6/1/18	88,000
	Total Corporate Bonds	$10,718,408

6

Touchstone International Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Foreign Bonds — 6.4%
$300,000	Bundesrepublik Deutschland,
	1.500%, 9/4/22	$386,939
10,000,000	Deutsche Bank AG London,
	0.000%, 3/19/14	115,446
120,000,000	KFW (JPY), 2.050%, 2/16/26	1,366,477
	Total Foreign Bonds	$1,868,862

	U.S. Treasury Obligation — 0.7%
200,000	U.S. Treasury Note, 3.000%, 2/28/17	$214,875

Shares

	Investment Fund — 1.6%
470,094	Touchstone Institutional Money
	Market Fund^	$470,094

	Total Investment Securities —92.2%
	(Cost $28,040,216)	$27,135,313

	Other Assets in Excess of
	Liabilities — 7.8%	2,296,483

	Net Assets — 100.0%	$29,431,796

(A)	Amount shown represents units. One unit represents a principal amount of 100.

(B)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2013.

^	Affiliated Fund.

Portfolio Abbreviations:

BRL - Brazil Real

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

INR - Indian Rupee

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkey Lira

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $1,569,741 or 5.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign Government Obligations	$—	$13,863,074	$—	$13,863,074
Corporate Bonds	—	10,718,408	—	10,718,408
Foreign Bonds	—	1,868,862	—	1,868,862
U.S. Treasury Obligation	—	214,875	—	214,875
Investment Fund	470,094	—	—	470,094
				$27,135,313

	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Assets:
Forward Currency Contracts	$—	$301,764	$—	$301,764
Liabilities:
Forward Currency Contracts	$—	$(328,947)	$—	$(328,947)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

7

Touchstone International Fixed Income Fund (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	07/05/2013	EUR	441,500	USD	573,889	$803
Brown Brothers Harriman	07/05/2013	EUR	(441,500)	USD	(588,705)	14,014
Brown Brothers Harriman	07/05/2013	NOK	3,399,000	USD	587,452	(28,024)
Brown Brothers Harriman	07/05/2013	NOK	(3,399,000)	USD	(556,603)	(2,826)
Brown Brothers Harriman	07/12/2013	BRL	1,285,500	USD	640,398	(66,175)
Brown Brothers Harriman	07/12/2013	CAD	575,000	USD	564,672	(18,126)
Brown Brothers Harriman	07/12/2013	CAD	(189,000)	USD	(182,695)	3,048
Brown Brothers Harriman	07/12/2013	EUR	540,500	USD	706,579	(3,001)
Brown Brothers Harriman	07/12/2013	EUR	390,000	USD	513,620	(4,950)
Brown Brothers Harriman	07/12/2013	EUR	(234,500)	USD	(303,971)	(1,281)
Brown Brothers Harriman	07/12/2013	EUR	(1,365,000)	USD	(1,788,252)	11,408
Brown Brothers Harriman	07/12/2013	EUR	(5,000,000)	USD	(6,492,150)	(16,437)
Brown Brothers Harriman	07/12/2013	GBP	653,787	USD	1,000,000	(5,715)
Brown Brothers Harriman	07/12/2013	GBP	225,500	USD	341,794	1,148
Brown Brothers Harriman	07/12/2013	GBP	(114,000)	USD	(176,980)	3,608
Brown Brothers Harriman	07/12/2013	GBP	(1,605,000)	USD	(2,457,688)	16,791
Brown Brothers Harriman	07/12/2013	HKD	3,094,000	USD	398,683	254
Brown Brothers Harriman	07/12/2013	INR	32,292,000	USD	583,101	(41,098)
Brown Brothers Harriman	07/12/2013	JPY	(40,849,500)	MXN	(414,442)	2,548
Brown Brothers Harriman	07/12/2013	JPY	394,283,500	USD	3,854,000	121,647
Brown Brothers Harriman	07/12/2013	JPY	(54,635,000)	USD	(550,617)	(280)
Brown Brothers Harriman	07/12/2013	JPY	(56,225,000)	USD	(575,115)	8,186
Brown Brothers Harriman	07/12/2013	JPY	(97,900,000)	USD	(990,922)	3,775
Brown Brothers Harriman	07/12/2013	JPY	(138,596,000)	USD	(1,397,918)	424
Brown Brothers Harriman	07/12/2013	MXN	5,000,000	JPY	414,442	(29,060)
Brown Brothers Harriman	07/12/2013	MXN	5,000,000	USD	408,469	(23,086)
Brown Brothers Harriman	07/12/2013	MXN	2,196,500	USD	170,594	(1,296)
Brown Brothers Harriman	07/12/2013	NOK	3,399,000	USD	556,474	2,816
Brown Brothers Harriman	07/12/2013	NOK	(3,440,500)	USD	(583,741)	17,622
Brown Brothers Harriman	07/12/2013	NZD	(250,000)	USD	(211,393)	17,855
Brown Brothers Harriman	07/12/2013	PLN	532,000	USD	168,009	(8,045)
Brown Brothers Harriman	07/12/2013	SEK	272,000	USD	40,885	(339)
Brown Brothers Harriman	07/12/2013	SEK	(6,700,000)	USD	(1,044,875)	46,122
Brown Brothers Harriman	07/12/2013	TRY	1,730,000	USD	960,338	(65,352)
Brown Brothers Harriman	07/12/2013	TRY	(1,730,000)	USD	(909,700)	14,715
Brown Brothers Harriman	07/12/2013	ZAR	6,244,000	USD	622,205	8,127
Brown Brothers Harriman	07/12/2013	ZAR	(6,244,000)	USD	(617,286)	(13,046)
Brown Brothers Harriman	08/06/2013	EUR	(441,500)	USD	(573,963)	(810)
Brown Brothers Harriman	10/18/2013	EUR	(180,500)	USD	(241,924)	6,853
						$(27,183)

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Merger Arbitrage Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 89.5%

Financials — 26.7%
American Safety Insurance Holdings Ltd.*	371,696	$10,760,599
Brooklyn Federal BanCorp, Inc.	134,865	—
CapLease, Inc. REIT	1,137,800	9,603,032
CFS Bancorp, Inc.	496,600	5,323,552
Colonial Properties Trust REIT	582,200	14,042,664
First Financial Holdings, Inc.	194,564	4,126,702
Hudson City Bancorp, Inc.	1,384,200	12,679,272
Knight Capital Group, Inc. - Class A*	2,244,232	8,056,793
Mission West Properties, Inc. REIT	451,600	—
MPG Office Trust, Inc. REIT*	2,539,708	7,974,683
National Financial Partners Corp.*	210,800	5,335,348
Netspend Holdings, Inc.*	991,800	15,839,046
NYSE Euronext	422,400	17,487,360
PVF Capital Corp.*	1,181,900	4,727,600
Roma Financial Corp.	498,212	9,047,530
Spirit Realty Capital, Inc. REIT	331,200	5,868,864
StellarOne Corp.	243,204	4,778,959
Sterling BanCorp./NY	224,353	2,606,982
Virginia Commerce Bancorp, Inc.*	723,664	10,102,349
		148,361,335

Consumer Discretionary — 22.6%
Acquity Group Ltd. ADR*	915,900	11,851,746
American Greetings Corp. - Class A	292,100	5,322,062
Ameristar Casinos, Inc.	481,874	12,668,467
Arbitron, Inc.	203,308	9,443,657
Belo Corp.- Class A	989,600	13,804,920
Cooper Tire & Rubber Co.	252,660	8,380,732
Fisher Communications, Inc.	321,300	13,199,004
News Corp.- Class A	395,900	12,906,340
OfficeMax, Inc.	1,004,200	10,272,966
Stewart Enterprises, Inc. - Class A	922,951	12,081,429
WMS Industries, Inc.*	613,400	15,647,834
		125,579,157

Information Technology — 13.5%
BMC Software, Inc.*	120,500	5,439,370
Compuware Corp.	502,000	5,195,700
Dell, Inc.	783,200	10,455,720
ExactTarget, Inc.*	432,400	14,580,528
Market Leader, Inc.*	1,125,883	12,046,948
Power-One, Inc.*	2,709,506	17,124,078
Soundbite Communications, Inc.	742,000	3,702,580
STEC, Inc.*	954,055	6,411,250
		74,956,174

Health Care — 7.3%
American Medical Corp.	21,600	—
Assisted Living Concepts, Inc. - Class A	462,400	5,530,304
Life Technologies Corp.*	220,800	16,341,408
Vanguard Health Systems, Inc.*	544,117	11,284,987
Warner Chilcott PLC - Class A	381,200	7,578,256
		40,734,955

Telecommunication Services — 5.3%
Clearwire Corp. - Class A*	3,641,500	18,134,670
Multiband Corp.*	989,400	3,136,398
Sprint Nextel Corp.*	1,198,700	8,414,874
		29,685,942

Energy — 4.0%
Crimson Exploration, Inc.*	451,474	1,273,157
Lufkin Industries, Inc.	177,300	15,685,731
Murphy Oil Corp.	83,669	5,094,605
		22,053,493

Consumer Staples — 3.5%
Dole Food Co., Inc.*	442,600	5,643,150
Overhill Farms, Inc.*	741,900	3,672,405
WhiteWave Foods Co.- Class A*	653,500	9,933,200
		19,248,755

Materials — 3.0%
Buckeye Technologies, Inc.	441,691	16,360,235

Utilities — 2.5%
N.V. Energy, Inc.	594,100	13,937,586

Industrials — 1.1%
Gardner Denver, Inc.	80,500	6,051,990
Total Common Stocks		$496,969,622

Preferred Stocks— 2.1%

Financials — 2.1%
GMAC Capital Trust I, 8.13%(A)	249,600	6,502,080
Goldman Sachs Group, Inc. (The), 6.13%	205,000	5,217,250
Total Preferred Stocks		$11,719,330

Principal
Amount

Corporate Bonds— 0.9%

Utilities — 0.9%
$4,585,000	AES Corp. (The), 8.000%, 10/15/17	5,158,125

Number
of
Rights

Rights— 0.0%
XO Holdings, Inc. Class O, 0.00%	40,500	—

9

Touchstone Merger Arbitrage Fund (Continued)

	Number
	of	Market
	Contracts	Value

Purchased Put Option— 0.0%
Murphy Oil Corp.
Strike @ 57.50
Exp 10/13	198	$45,539

	Shares

Investment Funds— 9.3%
BlackRock Credit Allocation Income Trust IV	352,417	4,574,373
Touchstone Institutional Money Market Fund^	46,727,400	46,727,400
Total Investment Funds		51,301,773

Total Long Positions
(Cost $554,060,312)		$565,194,389

Securities Sold Short— (23.4%)

Common Stocks— (23.4%)

Financials — (14.7%)
First Merchants Corp.	(322,790)	(5,535,848)
FNB Corp.	(402,450)	(4,861,597)
IntercontinentalExchange, Inc.*	(71,942)	(12,788,410)
Investors Bancorp, Inc.	(431,049)	(9,086,513)
M&T Bank Corp.	(116,313)	(12,997,978)
Mid-America Apartment Communities, Inc., REIT	(209,592)	(14,204,050)
Provident New York Bancorp	(283,275)	(2,645,788)
SCBT Financial Corp.	(82,622)	(4,163,323)
Union First Market Bankshares Corp.	(236,794)	(4,875,588)
United Bankshares, Inc.	(393,817)	(10,416,460)
		(81,575,555)

Consumer Discretionary — (4.2%)
News Corp.-Class A*	(98,975)	(1,514,318)
Office Depot, Inc.*	(2,701,350)	(10,454,224)
Twenty-First Century Fox, Inc.- Class A*	(395,900)	(11,477,141)
		(23,445,683)

Consumer Staples — (1.9%)
WhiteWave Foods Co.- Class B*	(653,500)	(10,619,375)

Health Care — (1.4%)
Actavis, Inc.*	(60,992)	(7,698,410)

Information Technology — (1.0%)
Trulia, Inc.*	(175,448)	(5,454,678)

Energy — (0.2%)
Contango Oil & Gas Co.	(37,372)	(1,261,305)

Total Securities Sold Short
(Proceeds $(123,899,405))		$(130,055,006)

Total Investment Securities —78.4%
(Cost $430,160,907)		$435,139,383

Cash Collateral for Securities Sold Short— 18.5%		102,806,516

Other Assets in Excess of Liabilities — 3.1%		17,377,656

Net Assets — 100.0%		$555,323,555

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2013.

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$496,969,622	$—	$—	$496,969,622
Preferred Stocks	11,719,330	—	—	11,719,330
Corporate Bond	—	5,158,125	—	5,158,125
Rights	—	—	—	—
Investment Funds	51,301,773	—	—	51,301,773
Purchased Option Equity Contract	45,539	—	—	45,539
				$565,194,389
Liabilities:
Securities Sold Short
Common Stocks	$(130,055,006)	$—	$—	$(130,055,006)

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.2%

Consumer Discretionary — 22.9%
Cabela's, Inc.*	115,802	$7,499,338
CarMax, Inc.*	196,809	9,084,704
Deckers Outdoor Corp.*†	156,118	7,885,520
Hasbro, Inc.†	129,473	5,804,275
Service Corp. International	191,179	3,446,957
Staples, Inc.	313,089	4,965,592
Tempur-Sealy International, Inc.*	170,280	7,475,292
Whirlpool Corp.	58,041	6,637,569
		52,799,247

Financials — 19.7%
Alexander & Baldwin, Inc.*	78,379	3,115,565
Alleghany Corp.*	12,183	4,669,866
Eaton Vance Corp.	117,461	4,415,360
Hatteras Financial Corp. REIT	200,764	4,946,825
M&T Bank Corp.†	91,011	10,170,479
MBIA, Inc.*	737,249	9,812,784
White Mountains Insurance Group Ltd.	14,405	8,282,011
		45,412,890

Consumer Staples — 16.0%
Brown-Forman Corp. - Class B	93,307	6,302,888
Energizer Holdings, Inc.	95,977	9,646,648
Hershey Co. (The)	84,218	7,518,983
Lorillard, Inc.	137,708	6,015,085
Nu Skin Enterprises, Inc. Class A	52,795	3,226,830
Pricesmart, Inc.	48,993	4,293,257
		37,003,691

Materials — 13.6%
Albemarle Corp.	139,452	8,686,465
MeadWestvaco Corp.	278,415	9,496,736
NewMarket Corp.	32,240	8,464,934
Vulcan Materials Co.	100,285	4,854,797
		31,502,932

Industrials — 7.5%
Cintas Corp.	217,915	9,923,849
Matson, Inc.	98,964	2,474,100
Old Dominion Freight Line, Inc.*	121,395	5,052,460
		17,450,409

Information Technology — 7.3%
Amphenol Corp. - Class A	111,476	8,688,439
Paychex, Inc.	223,358	8,157,034
		16,845,473

Energy — 5.4%
Atwood Oceanics, Inc.*	191,081	9,945,766
Kinder Morgan Management LLC*†	29,596	2,473,937
		12,419,703

Health Care — 3.8%
Tenet Healthcare Corp.*	188,153	8,673,853
Total Common Stocks		$222,108,198

Investment Funds— 12.8%
Invesco Government & Agency
Portfolio, Institutional Class**	23,400,153	23,400,153
Touchstone Institutional Money Market Fund^	6,235,193	6,235,193
Total Investment Funds		$29,635,346

Total Investment Securities —109.0%
(Cost $229,163,430)		$251,743,544

Liabilities in Excess of Other Assets — (9.0%)		(20,730,832)

Net Assets — 100.0%		$231,012,712

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $23,160,937.

Portfolio Abbreviations:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$222,108,198	$—	$—	$222,108,198
Investment Funds	29,635,346	—	—	29,635,346
				$251,743,544

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.9%

Financials — 23.2%
Alexandria Real Estate Equities, Inc., REIT	18,589	$1,221,669
Allstate Corp. (The)	43,639	2,099,909
Ameriprise Financial, Inc.	24,429	1,975,818
Comerica, Inc.	26,412	1,051,990
Digital Realty Trust, Inc., REIT†	18,484	1,127,524
Endurance Specialty Holdings Ltd.	33,964	1,747,448
Fifth Third Bancorp	135,929	2,453,518
Hancock Holding Co.	48,851	1,468,950
Hartford Financial Services Group, Inc.	62,226	1,924,028
Host Hotels & Resorts, Inc., REIT	100,147	1,689,480
Liberty Property Trust, REIT	46,998	1,737,046
PartnerRe Ltd.	19,833	1,796,076
Reinsurance Group of America, Inc.	31,971	2,209,516
SunTrust Banks, Inc.	67,198	2,121,441
TCF Financial Corp.	94,730	1,343,271
Unum Group	38,284	1,124,401
Willis Group Holdings PLC	45,054	1,837,302
Zions Bancorporation	72,709	2,099,836
		31,029,223

Materials — 11.7%
Air Products & Chemicals, Inc.	18,398	1,684,705
Albemarle Corp.	22,665	1,411,803
Allegheny Technologies, Inc.	65,866	1,732,934
Compass Minerals International, Inc.	23,450	1,982,228
Greif, Inc. - Class A	30,338	1,597,902
Nucor Corp.	28,768	1,246,230
Owens-Illinois, Inc.*	49,716	1,381,608
Rockwood Holdings, Inc.	25,842	1,654,663
Scotts Miracle-Gro Co. (The) - Class A	32,734	1,581,380
Silgan Holdings, Inc.	30,534	1,433,877
		15,707,330

Industrials — 11.5%
Cintas Corp.	35,743	1,627,736
Dover Corp.	23,606	1,833,242
Flowserve Corp.	22,845	1,233,858
Fluor Corp.	30,617	1,815,894
Parker Hannifin Corp.	19,087	1,820,900
Regal-Beloit Corp.	22,994	1,490,931
Stanley Black & Decker, Inc.	24,903	1,925,002
Towers Watson & Co. - Class A	23,309	1,909,939
Xylem, Inc.	66,307	1,786,311
		15,443,813

Information Technology — 10.9%
Diebold, Inc.	67,131	2,261,643
Fidelity National Information Services, Inc.	50,584	2,167,019
Juniper Networks, Inc.*	103,236	1,993,487
Microchip Technology, Inc.	52,190	1,944,078
Molex, Inc.	56,161	1,647,764
Symantec Corp.	75,382	1,693,834
Synopsys, Inc.*	78,588	2,809,521
		14,517,346

Consumer Staples — 9.0%
Coca-Cola Enterprises, Inc.	34,712	1,220,474
Darling International, Inc.*	91,482	1,707,054
Ingredion, Inc.	19,209	1,260,495
JM Smucker Co. (The)	15,833	1,633,174
Kroger Co. (The)	57,954	2,001,731
Molson Coors Brewing Co. - Class B	35,028	1,676,440
Sysco Corp.	45,054	1,539,045
Tyson Foods, Inc. - Class A	41,444	1,064,282
		12,102,695

Consumer Discretionary — 9.0%
Darden Restaurants, Inc.	32,586	1,644,941
Dollar General Corp.*	36,139	1,822,490
Harley-Davidson, Inc.	26,550	1,455,471
Hasbro, Inc.	30,670	1,374,936
Interpublic Group of Cos, Inc. (The)	86,166	1,253,715
Newell Rubbermaid, Inc.	64,629	1,696,511
PetSmart, Inc.	22,757	1,524,491
Royal Caribbean Cruises Ltd.	38,088	1,269,854
		12,042,409

Energy — 8.1%
EQT Corp.	21,825	1,732,250
McDermott International, Inc. (Panama)*	130,843	1,070,296
Nabors Industries Ltd.	60,347	923,913
Newfield Exploration Co.*	64,011	1,529,223
Pioneer Natural Resources Co.	14,520	2,101,770
Range Resources Corp.	16,203	1,252,816
Spectra Energy Corp.	65,415	2,254,201
		10,864,469

Utilities — 7.4%
AGL Resources, Inc.	50,756	2,175,402
Edison International	24,372	1,173,756
Great Plains Energy, Inc.	100,928	2,274,917
SCANA Corp.	25,868	1,270,119
TECO Energy, Inc.	81,976	1,409,167
Xcel Energy, Inc.	54,347	1,540,194
		9,843,555

Health Care — 7.1%
AmerisourceBergen Corp.	23,854	1,331,769
CareFusion Corp.*	53,711	1,979,250
Charles River Laboratories International, Inc.*	34,279	1,406,467
MEDNAX, Inc.*	19,684	1,802,661
Patterson Cos., Inc.	30,240	1,137,024
Quest Diagnostics, Inc.	29,816	1,807,744
		9,464,915

Total Common Stocks		$131,015,755

Exchange Traded Fund — 0.7%
iShares Russell Midcap Value Index Fund	17,411	1,008,445

12

Touchstone Mid Cap Value Fund (Continued)

		Market
	Shares	Value

Investment Funds— 2.1%
Invesco Government & Agency Portfolio, Institutional Class**	1,125,388	$1,125,388
Touchstone Institutional Money Market Fund^	1,636,738	1,636,738
Total Investment Funds		$2,762,126

Total Investment Securities —100.7%
(Cost $117,891,021)		$134,786,326

Liabilities in Excess of Other Assets — (0.7)%		(944,325)

Net Assets — 100.0%		$133,842,001

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $1,116,239.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$131,015,755	$—	$—	$131,015,755
Exchanged Traded Fund	1,008,445	—	—	1,008,445
Investment Funds	2,762,126	—	—	2,762,126
				$134,786,326

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2013(Unaudited)

		Market
	Shares	Value

Common Stocks— 99.5%

Energy — 24.0%
Ensco PLC- Class A (United Kingdom)	52,746	$3,065,598
Kinder Morgan Management LLC*	3	237
Kinder Morgan, Inc. Delaware	343,905	13,119,976
LinnCo LLC	82,302	3,067,395
Pembina Pipeline Corp. (Canada)	63,659	1,949,239
Seadrill Ltd.	130,955	5,335,107
Spectra Energy Corp.	148,234	5,108,144
Total SA, ADR	65,478	3,188,779
Williams Cos., Inc. (The)	203,708	6,614,399
		41,448,874

Health Care — 16.8%
Baxter International, Inc.	53,200	3,685,163
Eli Lilly & Co.	66,842	3,283,279
GlaxoSmithKline PLC, ADR	97,762	4,885,167
Johnson & Johnson	63,659	5,465,762
Merck & Co., Inc.	178,244	8,279,434
Pfizer, Inc.	121,861	3,413,327
		29,012,132

Financials — 13.8%
Bank of Montreal (Canada)	57,293	3,324,713
CME Group, Inc. IL	52,291	3,973,070
Digital Realty Trust, Inc., REIT	47,289	2,884,628
HCP, Inc., REIT	71,843	3,264,546
Hospitality Properties Trust, REIT	145,960	3,835,829
Omega Healthcare Investors, Inc., REIT	66,387	2,059,325
People's United Financial, Inc.	194,614	2,899,749
Senior Housing Properties Trust, REIT	65,023	1,686,046
Valley National Bancorp	—	—
		23,927,906

Information Technology — 13.0%
CA, Inc.	116,859	3,345,673
Cisco Systems, Inc.	170,969	4,156,256
Intel Corp.	333,753	8,083,498
Maxim Integrated Products, Inc.	104,127	2,892,648
Microchip Technology, Inc.	104,582	3,895,680
		22,373,755

Utilities — 11.7%
American Water Works Co., Inc.	160,966	6,636,628
National Grid PLC, ADR	28,192	1,597,641
NiSource, Inc.	198,251	5,677,909
ONEOK, Inc.	154,600	6,386,525
		20,298,703

Telecommunication Services — 6.7%
AT&T, Inc.	107,765	3,814,881
BCE, Inc. (Canada)	39,105	1,604,087
Vodafone Group PLC, ADR	217,349	6,246,610
		11,665,578

Industrials — 6.2%
General Electric Co.	335,118	7,771,387
RR Donnelley & Sons Co.	206,436	2,892,168
		10,663,555

Consumer Discretionary — 4.8%
L Brands, Inc.	86,849	4,277,313
Staples, Inc.	251,452	3,988,029
		8,265,342

Materials — 2.5%
International Paper Co.	95,943	4,251,234
Total Common Stocks		$171,907,079

Investment Fund — 0.0%
Touchstone Institutional Money Market Fund^	96	96

Total Investment Securities —99.5%
(Cost $152,793,360)		$171,907,175

Other Assets in Excess of Liabilities — 0.5%		795,640

Net Assets — 100.0%		$172,702,815

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$171,907,079	$—	$—	$171,907,079
Investment Fund	96	—	—	96
				$171,907,175

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 99.3%

Information Technology — 37.2%
ARM Holdings PLC ADR	3,036,000	$109,842,480
ASML Holding NV	2,223,000	175,839,300
Baidu, Inc. ADR*	1,211,760	114,547,673
F5 Networks, Inc.*	790,413	54,380,414
Facebook, Inc. - Class A*	5,064,000	125,891,040
Google, Inc. - Class A*	440,000	387,362,800
Salesforce.com, Inc.*	7,051,000	269,207,180
Splunk, Inc.*	1,460,000	67,685,600
Visa, Inc. - Class A	2,183,000	398,943,250
		1,703,699,737

Consumer Discretionary — 28.9%
Amazon.com, Inc.*	1,294,000	359,330,860
Chipotle Mexican Grill, Inc.*	502,000	182,903,700
Las Vegas Sands Corp.	2,227,000	117,875,110
NIKE, Inc. - Class B	2,929,000	186,518,720
priceline.com, Inc.*	261,000	215,880,930
Starbucks Corp.	1,977,000	129,473,730
Ulta Salon Cosmetics & Fragrance, Inc.	1,316,391	131,849,723
		1,323,832,773

Health Care — 19.5%
Alexion Pharmaceuticals, Inc.*	1,492,000	137,622,080
Allergan, Inc.	1,345,000	113,302,800
athenahealth, Inc.*†	599,000	50,747,280
Biogen Idec, Inc.*	689,000	148,272,800
BioMarin Pharmaceutical, Inc.*	1,397,000	77,938,630
Cerner Corp.*	1,523,000	146,345,070
Intuitive Surgical, Inc.*	179,000	90,677,820
Regeneron Pharmaceuticals, Inc.*	559,000	125,707,920
		890,614,400

Energy — 10.9%
FMC Technologies, Inc.*	2,135,000	118,876,800
National Oilwell Varco, Inc.	1,479,000	101,903,100
Schlumberger Ltd. (CW)	2,219,000	159,013,540
Southwestern Energy Co.*	3,229,000	117,955,370
		497,748,810

Materials — 2.8%
Praxair, Inc.	1,116,000	128,518,560
Total Common Stocks		$4,544,414,280

Investment Funds— 2.9%
Invesco Government & Agency Portfolio, Institutional Class**	48,869,457	48,869,457
Touchstone Institutional Money Market Fund^	84,966,963	84,966,963
Total Investment Funds		$133,836,420

Total Investment Securities —102.2%
(Cost $3,699,115,443)		$4,678,250,700

Liabilities in Excess of Other Assets — (2.2%)		(102,250,250)

Net Assets — 100.0%		$4,576,000,450

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $46,156,303.

Portfolio Abbreviation:

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$4,544,414,280	$—	$—	$4,544,414,280
Investment Funds	133,836,420	—	—	133,836,420
				$4,678,250,700

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Small Cap Core Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.8%

Financials — 20.7%
Alexander & Baldwin, Inc.*	543,478	$21,603,250
Alleghany Corp.*	19,312	7,402,483
Eaton Vance Corp.	765,381	28,770,672
First Industrial Realty Trust, Inc. REIT	1,010,181	15,324,446
Hatteras Financial Corp. REIT	499,945	12,318,645
MBIA, Inc.*†	1,722,924	22,932,118
Montpelier Re Holdings Ltd. (Bermuda)	577,262	14,437,323
Tejon Ranch Co.*	460,569	13,121,611
White Mountains Insurance Group Ltd. (Bermuda)	31,994	18,394,630
		154,305,178

Industrials — 17.7%
Alliant Techsystems, Inc.	152,130	12,524,863
Corrections Corp. of America	889,180	30,116,527
Kaman Corp.	488,848	16,894,587
Matson, Inc.	857,906	21,447,649
Old Dominion Freight Line, Inc.*	908,594	37,815,682
Ritchie Bros Auctioneers, Inc. (Canada)†	675,221	12,977,748
		131,777,056

Consumer Discretionary — 15.2%
American Eagle Outfitters, Inc.	712,319	13,006,945
Cabela's, Inc.*	565,524	36,623,334
Columbia Sportswear Co.†	253,261	15,866,802
Service Corp. International	1,997,420	36,013,483
Sturm Ruger & Co., Inc.†	238,332	11,449,469
		112,960,033

Materials — 13.5%
Albemarle Corp.	460,353	28,675,388
Kraton Performance Polymers, Inc.*	587,089	12,446,287
Martin Marietta Materials, Inc.†	129,122	12,708,187
NewMarket Corp.	119,493	31,374,082
Tredegar Corp.	604,015	15,523,186
		100,727,130

Consumer Staples — 9.1%
Energizer Holdings, Inc.	168,127	16,898,445
Nu Skin Enterprises, Inc. Class A	287,665	17,582,085
Pricesmart, Inc.	382,445	33,513,655
		67,994,185

Information Technology — 8.9%
Advent Software, Inc.*	600,695	21,060,367
Micrel, Inc.	1,556,625	15,379,454
ValueClick, Inc.*	1,216,274	30,017,642
		66,457,463

Energy — 7.0%
Atwood Oceanics, Inc.*	628,956	32,737,160
Kinder Morgan Management LLC*	2	172
World Fuel Services Corp.	485,469	19,409,051
		52,146,383

Health Care — 4.7%
Tenet Healthcare Corp.*	756,467	34,873,129
Total Common Stocks		$721,240,557

Investment Funds— 5.3%
Invesco Government & Agency Portfolio, Institutional Class**	22,742,470	22,742,470
Touchstone Institutional Money Market Fund^	16,906,972	16,906,972
Total Investment Funds		$39,649,442

Total Investment Securities —102.1%
(Cost $598,752,691)		$760,889,999

Liabilities in Excess of Other Assets — (2.1%)		(15,672,254)

Net Assets — 100.0%		$745,217,745

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $22,135,604.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$721,240,557	$—	$—	$721,240,557
Investment Funds	39,649,442	—	—	39,649,442
				$760,889,999

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.0%

Financials — 29.7%
Anworth Mortgage Asset Corp. REIT	117,370	$657,272
Astoria Financial Corp.	52,810	569,292
Brookline Bancorp, Inc.	61,180	531,042
Campus Crest Communities, Inc. REIT	46,550	537,187
Capitol Federal Financial, Inc.	48,367	587,175
Capstead Mortgage Corp. REIT	51,070	617,947
CVB Financial Corp.	45,040	529,670
First Financial Bancorp	36,414	542,569
Hanover Insurance Group, Inc. (The)	8,800	430,584
Hercules Technology Growth Capital, Inc.	30,799	429,338
Iberiabank Corp.	11,346	608,259
Infinity Property & Casualty Corp.	11,270	673,495
National Bank Holdings Corp. - Class A	21,730	428,081
New Residential Investment Corp.	81,353	548,319
Oritani Financial Corp.	6,160	96,589
Sterling BanCorp.	31,560	366,727
Sterling Financial Corp.	18,790	446,826
Summit Hotel Properties, Inc. REIT	37,610	355,414
Tower Group International Ltd.	13,380	274,424
UMB Financial Corp.	10,830	602,906
Washington Federal, Inc.	1,890	35,683
Washington Real Estate Investment Trust REIT	19,330	520,170
Westamerica Bancorporation†	13,620	622,298
		11,011,267

Industrials — 19.8%
ABM Industries, Inc.	39,970	979,665
Acacia Research Corp.	21,370	477,620
Astec Industries, Inc.	50	1,714
Brady Corp. - Class A	12,925	397,185
Curtiss-Wright Corp.	22,598	837,482
Forward Air Corp.	10,710	409,979
Granite Construction, Inc.	25,760	766,618
Harsco Corp.	18,980	440,146
Kaydon Corp.	26,380	726,769
Knight Transportation, Inc.	40,140	675,155
Resources Connection, Inc.	60,345	700,002
Ritchie Bros Auctioneers, Inc. (Canada)†	20,100	386,322
Simpson Manufacturing Co., Inc.	18,590	546,918
		7,345,575

Information Technology — 13.8%
ADTRAN, Inc.	17,245	424,399
Brooks Automation, Inc.	62,821	611,248
Cohu, Inc.	32,286	403,575
Diebold, Inc.	21,150	712,544
Forrester Research, Inc.	120	4,403
Intersil Corp. - Class A	98,940	773,711
Methode Electronics, Inc.	1,522	25,889
Micrel, Inc.	83,845	828,389
MKS Instruments, Inc.	22,340	592,904
Tessera Technologies, Inc.	35,690	742,352
		5,119,414

Materials — 12.1%
AMCOL International Corp.	16,700	529,223
Cabot Corp.	20,345	761,310
Globe Specialty Metals, Inc.	48,100	522,847
Haynes International, Inc.	7,310	349,930
Kronos Worldwide, Inc.†	24,770	402,265
Noranda Aluminum Holding Corp.	66,960	216,281
Schnitzer Steel Industries, Inc. - Class A	19,310	451,468
Tronox Ltd. - Class A	30,990	624,448
US Silica Holdings, Inc.†	30,700	637,946
		4,495,718

Consumer Discretionary — 11.1%
Dana Holding Corp.	4,340	83,588
Ethan Allen Interiors, Inc.†	14,255	410,544
Finish Line, Inc. (The) - Class A	34,970	764,444
Fred's, Inc. - Class A	18,759	290,578
Guess?, Inc.†	15,960	495,239
Hillenbrand, Inc.	9,180	217,658
Jones Group, Inc. (The)	34,255	471,006
Men's Wearhouse, Inc. (The)	16,100	609,385
Regis Corp.	15,180	249,256
Sotheby's	13,560	514,060
		4,105,758

Energy — 5.1%
Gulfmark Offshore, Inc. - Class A	9,960	449,096
Tidewater, Inc.	11,820	673,385
Tsakos Energy Navigation Ltd.	43,160	205,873
W&T Offshore, Inc.	40,325	576,244
		1,904,598

Health Care — 4.3%
Hill-Rom Holdings, Inc.	8,089	272,438
Meridian Bioscience, Inc.	24,495	526,642
Quality Systems, Inc.	19,390	362,787
STERIS Corp.	9,390	402,643
Techne Corp.	150	10,362
		1,574,872

Consumer Staples — 1.1%
Andersons, Inc. (The)	7,395	393,340
Total Common Stocks		$35,950,542

Investment Funds— 9.0%
Invesco Government & Agency Portfolio, Institutional Class**	2,497,528	2,497,528
Touchstone Institutional Money Market Fund^	842,883	842,883
Total Investment Funds		$3,340,411

17

Touchstone Small Cap Value Fund (Continued)

Market
Value

Total Investment Securities —106.0%
(Cost $37,143,712)	$39,290,953

Liabilities in Excess of Other Assets — (6.0%)	(2,238,710)

Net Assets — 100.0%	$37,052,243

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $2,442,140.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$35,950,542	$—	$—	$35,950,542
Investment Funds	3,340,411	—	—	3,340,411
				$39,290,953

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 32.0%

	Financials — 10.6%
$2,000,000	American Express Credit Corp. MTN,
	1.750%, 6/12/15	$2,027,138
1,081,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,267,925
757,158	EJM Airport LLC, 6.271%, 5/15/20	879,226
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,954,504
1,417,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	1,522,455
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,839,794
1,260,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/1/18	1,745,693
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,735,642
2,000,000	Torchmark Corp., 3.800%, 9/15/22	1,980,270
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,739,999
2,000,000	Wachovia Capital Trust III,
	5.570%, 12/31/49(A)	1,962,500
		18,655,146

	Industrials — 9.1%
58,312	Astro Offshore Corp.,
	6.000%, 12/20/19	63,667
118,220	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	127,348
133,615	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	141,568
486,331	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	526,504
885,082	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	970,316
380,000	Canal Barge Co., Inc., 4.500%, 11/12/34	427,709
1,687,655	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,839,544
722,850	CSX Transportation, Inc.,
	6.251%, 1/15/23	842,121
1,687,804	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,793,292
1,168,781	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,309,035
121,453	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	148,173
195,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	218,448
1,278,903	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,509,106
166,751	Sterling Equipment, 6.125%, 9/28/19	179,161
135,545	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	152,872
1,150,652	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,256,879
573,202	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	665,820
1,686,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,858,815
1,663,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,862,158
		15,892,536

	Utilities — 6.6%
1,689,490	Bruce Mansfield Unit, 6.850%, 6/1/34	1,858,439
450,000	California Water Service Co.,
	5.500%, 12/1/40	523,040
1,600,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,881,717
1,780,000	Dominion Resources, Inc.,
	2.576%, 9/30/66(A)	1,667,107
1,400,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,484,613
99,000	National Fuel Gas Co., 8.750%, 5/1/19	124,319
375,000	Nevada Power Co., 5.875%, 1/15/15	401,899
1,265,000	Nevada Power Co., 6.500%, 8/1/18	1,517,374
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	2,070,000
		11,528,508

	Consumer Staples — 1.8%
1,412,680	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,486,846
1,555,458	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,754,480
		3,241,326

	Energy — 1.6%
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,346,975
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,544,093
		2,891,068

	Telecommunication Services — 0.9%
1,500,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	1,552,672

	Transportation — 0.7%
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,186,198

	Health Care — 0.7%
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,154,281
	Total Corporate Bonds	$56,101,735

19

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 20.0%
$1,439,831	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	$1,481,680
1,372,389	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,365,747
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	651,840
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,555,490
74,893	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	81,800
505,207	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	551,789
460,304	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	500,162
129,689	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	140,902
93,458	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	100,184
707,017	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	770,547
70,729	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	72,428
490,408	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	533,520
428,344	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	471,211
2,013,486	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	2,198,604
722,574	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	798,920
1,562,659	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,707,137
1,308,736	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	1,419,866
1,439,840	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,587,237
1,695,608	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,867,194
661,757	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	739,505
1,571,224	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,729,449
995,058	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	1,103,043
1,150,831	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,328,134
1,371,856	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,490,790
1,320,197	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,434,532
327,680	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	353,177
1,593,634	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,722,740
1,053,499	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,155,073
1,446,562	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,531,265
1,529,322	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,631,682
1,132,793	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,178,470
1,799,171	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,779,641
	Total Asset-Backed Securities	$35,033,759

	U.S. Government Mortgage-Backed
	Obligations — 16.0%
430,344	FHLMC, Pool #A89148,
	4.000%, 10/1/39	447,607
231,628	FNMA, Pool #465711, 4.680%, 8/1/28	248,143
1,656,355	FNMA, Pool #469616, 3.500%, 11/1/21	1,747,242
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,760,087
118,916	FNMA, Pool #874210, 5.260%, 1/1/25	133,026
78,262	FNMA, Pool #888829, 5.832%, 6/1/37	91,050
173,581	FNMA, Pool #958736, 4.940%, 5/1/19	191,585
401,347	FNMA, Pool #AB1152, 4.000%, 6/1/25	422,975
268,371	FNMA, Pool #AB3876, 4.000%, 11/1/41	280,314
447,316	FNMA, Pool #AD0101, 4.880%, 7/1/19	498,745
513,617	FNMA, Pool #AD0166, 4.877%, 8/1/19	573,095
190,451	FNMA, Pool #AD0342, 4.640%, 10/1/19	213,927
455,791	FNMA, Pool #AD0786, 4.501%, 1/1/20	509,483

20

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 16.0% (Continued)
$530,541	FNMA, Pool #AD0910, 4.602%, 4/1/20	$588,971
128,481	FNMA, Pool #AD1608, 4.000%, 2/1/25	135,752
553,395	FNMA, Pool #AE0209, 4.331%, 6/1/20	614,141
1,476,464	FNMA, Pool #AE0446, 4.087%, 9/1/20	1,616,728
897,765	FNMA, Pool #AE2771, 3.500%, 8/1/26	941,169
761,710	FNMA, Pool #AE8886, 3.500%, 12/1/25	794,282
431,213	FNMA, Pool #AH1519, 3.500%, 12/1/25	450,046
273,466	FNMA, Pool #AH6301, 4.000%, 5/1/26	288,356
451,265	FNMA, Pool #AH8854, 4.500%, 4/1/41	481,348
707,556	FNMA, Pool #AI1856, 4.500%, 5/1/41	764,316
378,214	FNMA, Pool #AL0247, 4.000%, 4/1/41	396,803
2,000,000	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,996,737
1,469,938	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,426,873
2,179,007	GNMA, Pool #5276, 3.000%, 1/20/27	2,258,788
2,016,719	GNMA, Pool #710077, 4.700%, 5/20/61	2,220,269
294,883	GNMA, Pool #751408, 4.826%, 6/20/61	326,315
807,300	GNMA, Pool #751409, 4.626%, 7/20/61	880,750
579,728	GNMA, Pool #752631,
	4.500%, 10/20/40	631,572
728,693	GNMA, Pool #756686, 4.697%, 9/20/61	804,516
557,532	GNMA, Pool #757327, 4.295%, 7/20/61	610,825
2,438,690	GNMA, Pool #766517, 4.661%, 4/20/62	2,702,049
	Total U.S. Government
	Mortgage-Backed Obligations	$28,047,885

	Agency Collateralized Mortgage
	Obligations — 8.9%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.936%, 4/25/44(A)	1,037,195
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.176%, 5/25/45(A)	938,173
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.949%, 6/25/47(A)	1,006,612
104,865	GNMA, Ser 2008-39, Class B,
	4.549%, 6/16/28	105,107
124,070	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	126,962
733,939	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	758,210
82,968	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	84,364
1,467,737	GNMA, Ser 2010-22, Class AD,
	3.633%, 10/16/39	1,505,565
147,622	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	149,060
1,500,000	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	1,598,890
993,260	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	1,010,103
1,583,753	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	1,605,248
832,676	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	839,299
644,399	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	649,106
2,424,914	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	2,430,421
1,736,277	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,724,031
	Total Agency Collateralized
	Mortgage Obligations	$15,568,346

	Commercial Mortgage-Backed Securities — 4.7%
1,350,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.885%, 12/10/49(A)	1,528,373
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	447,149
1,490,750	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG5, Class
	A5, 5.224%, 4/10/37(A)	1,597,200
1,425,000	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.982%, 8/10/45(A)	1,587,960
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	211,763
337,260	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	336,906
1,000,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-LDPX, Class A3S,
	5.317%, 1/15/49	1,017,631
1,400,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-3, Class AM,
	5.456%, 7/12/46(A)	1,497,229
	Total Commercial
	Mortgage-Backed Securities	$8,224,211

	Municipal Bonds — 4.6%

	California— 0.9%
1,675,000	CA State HFA Resiential Mortgage Rev,
	Ser A, 2.900%, 2/1/42	1,614,750

	Florida— 0.9%
1,680,000	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,618,798

	Missouri— 0.9%
1,670,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	1,600,261

21

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 4.6% (Continued)

	Texas— 1.0%
$1,675,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	$1,630,730

	Virginia— 0.9%
1,660,000	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	1,603,393
	Total Municipal Bonds	$8,067,932

	U.S. Treasury Obligations — 2.7%
2,910,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/30#	1,615,449
3,560,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	1,609,430
4,280,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,614,763
	Total U.S. Treasury Obligations	$4,839,642

	U.S. Government Agency Obligations — 0.8%
2,025	FHA Reilly, 6.840%, 6/1/14	2,025
26,560	FHA USGI, 7.430%, 8/1/23	26,560
57,092	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	60,983
152,580	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	166,427
1,150,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,208,966
	Total U.S. Government Agency
	Obligations	$1,464,961

	Sovereign Government Obligations — 0.9%
9,756	Ecuador Government AID Bond,
	7.050%, 5/1/15	10,420
1,240,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,506,347
	Total Sovereign Government
	Obligations	$1,516,767

Shares

	Investment Fund — 2.8%
4,841,413	Touchstone Institutional Money Market Fund^	4,841,413

	Total Investment Securities —93.4%
	(Cost $164,414,190)	$163,706,651

	Other Assets in Excess of Liabilities — 6.6%	11,490,076

	Net Assets — 100.0%	$175,196,727

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2013.

^	Affiliated Fund.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $10,823,429 or 6.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

22

Touchstone Total Return Bond Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$56,101,735	$—	$56,101,735
Asset-Backed Securities	—	35,033,759	—	35,033,759
U.S. Government Mortgage-Backed Obligations	—	28,047,885	—	28,047,885
Agency Collateralized Mortgage Obligations	—	15,568,346	—	15,568,346
Commercial Mortgage-Backed Securities	—	8,224,211	—	8,224,211
Municipal Bonds	—	8,067,932	—	8,067,932
U.S. Treasury Obligations	—	4,839,642	—	4,839,642
U.S. Government Agency Obligations	—	1,464,961	—	1,464,961
Sovereign Government Obligations	—	1,516,767	—	1,516,767
Investment Fund	4,841,413	—	—	4,841,413
				$163,706,651

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 25.6%

	Financials — 8.6%
$326,181	Ahold Lease Series 2001-A-1 Pass
	Through Trust, 7.820%, 1/2/20(A)	$371,439
625,000	American Express Co.,
	6.800%, 9/1/66(B)	667,188
250,000	American International Group, Inc.,
	3.000%, 3/20/15	257,641
134,000	Bank of America Corp.,
	7.800%, 9/15/16	154,477
600,000	Bank of America Corp. MTN,
	1.696%, 1/30/14(B)	603,302
500,000	Bank of America NA, 5.300%, 3/15/17	542,292
500,000	Barclays Bank PLC, 5.200%, 7/10/14	521,600
500,000	Citigroup, Inc., 5.000%, 9/15/14	519,614
195,000	CME Group, Inc., 5.750%, 2/15/14	201,029
5,510,000	CommonWealth REIT, 6.400%, 2/15/15	5,776,745
3,020,000	Daimler Finance North America LLC,
	6.500%, 11/15/13	3,083,172
1,780,000	Duke Realty LP, 5.400%, 8/15/14	1,861,184
1,200,000	ERAC USA Finance LLC, 144a,
	2.250%, 1/10/14	1,208,987
370,000	Farmers Insurance Exchange, 144a,
	6.000%, 8/1/14	386,499
4,605,000	Genworth Financial, Inc.,
	8.625%, 12/15/16	5,448,797
1,500,000	Goldman Sachs Group, Inc. (The),
	4.750%, 7/15/13	1,502,102
525,000	Hartford Financial Services Group, Inc.,
	5.500%, 10/15/16	582,135
5,055,000	HCP, Inc., 2.700%, 2/1/14	5,105,474
4,000,000	HCP, Inc., 5.650%, 12/15/13	4,089,112
4,000,000	Health Care REIT, Inc.,
	6.000%, 11/15/13	4,075,440
500,000	HSBC Finance Corp., 5.500%, 1/19/16	549,291
625,000	JPMorgan Chase & Co., 4.750%, 3/1/15	664,876
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	612,712
700,000	Kimco Realty Corp., 4.820%, 6/1/14	724,152
600,000	Mellon Funding Corp.,
	5.000%, 12/1/14	635,179
3,000,000	MetLife Institutional Funding II, 144a,
	0.650%, 1/6/15(B)	3,005,427
525,000	Metropolitan Life Insurance Co., 144a,
	7.700%, 11/1/15	591,500
250,000	Morgan Stanley, 4.750%, 4/1/14	255,432
5,000,000	Morgan Stanley, 6.750%, 10/15/13	5,089,175
215,000	National Australia Bank Ltd., 144a,
	1.700%, 12/10/13	215,918
300,000	Provident Bank of Maryland,
	9.500%, 5/1/18	297,095
405,000	Prudential Covered Trust 2012-1, 144a,
	2.997%, 9/30/15	417,928
1,800,000	Regency Centers LP, 4.950%, 4/15/14	1,852,051
375,000	Rio Tinto Finance USA Ltd.,
	8.950%, 5/1/14	399,626
1,550,000	Simon Property Group LP,
	6.750%, 5/15/14	1,606,211
775,000	SunTrust Bank/Atlanta GA,
	0.574%, 4/1/15(B)	768,978
650,000	TIAA Global Markets, Inc., 144a,
	4.950%, 7/15/13	651,002
500,000	Torchmark Corp., 7.375%, 8/1/13	502,596
500,000	UBS AG/Stamford CT, 3.875%, 1/15/15	521,099
450,000	Ventas Realty LP / Ventas Capital
	Corp., 3.125%, 11/30/15	470,915
500,000	Vornado Realty LP, 4.250%, 4/1/15	520,531
330,000	Wachovia Corp., 5.250%, 8/1/14	344,695
237,048	WHC-IRS Trust, 6.980%, 5/15/15	245,641
		57,900,259

	Utilities — 6.3%
2,630,000	Exelon Generation Co. LLC,
	5.350%, 1/15/14	2,693,307
10,175,000	Great Plains Energy, Inc.,
	2.750%, 8/15/13	10,196,622
371,978	Great River Energy, 144a,
	5.829%, 7/1/17	403,585
5,500,000	Jemena Ltd., 144a, 5.300%, 9/25/15	5,863,280
849,929	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	854,850
298,000	Monongahela Power Co., Inc., 144a,
	7.950%, 12/15/13	307,324
550,000	NextEra Energy Capital Holdings, Inc.,
	2.550%, 11/15/13	553,873
500,000	NSTAR Electric Co., 4.875%, 4/15/14	516,972
1,100,000	OGE Energy Corp., 5.000%, 11/15/14	1,150,458
650,000	Portland General Electric Co. MTN,
	144a, 5.625%, 8/1/13	652,259
1,000,000	PPL Energy Supply LLC,
	5.400%, 8/15/14	1,050,081
1,120,000	PPL Energy Supply LLC,
	6.300%, 7/15/13	1,122,115
1,265,000	Sempra Energy, 2.000%, 3/15/14	1,275,774
500,000	Sempra Energy, 8.900%, 11/15/13	515,042
1,000,000	Sierra Pacific Power Co.,
	5.450%, 9/1/13	1,007,926
5,180,000	Southeast Supply Header LLC, 144a,
	4.850%, 8/15/14	5,348,987
1,500,000	Southern California Edison Co.,
	5.750%, 3/15/14	1,552,494
2,564,000	SPI Electricity & Gas Australia Holdings
	Pty Ltd., 144a, 6.150%, 11/15/13	2,607,870
2,879,000	Trans-Allegheny Interstate Line Co.,
	144a, 4.000%, 1/15/15	2,990,268
1,675,000	Westar Energy, Inc., 6.000%, 7/1/14	1,759,794
		42,422,881

	Consumer Discretionary — 3.4%
940,000	Comcast Corp., 5.300%, 1/15/14	963,067
6,525,000	Glencore Funding LLC, 144a,
	6.000%, 4/15/14	6,753,832
7,677,000	Reed Elsevier Capital, Inc.,
	7.750%, 1/15/14	7,955,614

24

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 25.6% (Continued)

	Consumer Discretionary — (Continued)
$4,821,000	Time Warner Cable, Inc.,
	8.250%, 2/14/14	$5,041,951
2,052,000	Walt Disney Co. (The) MTN,
	4.500%, 12/15/13	2,089,104
		22,803,568

	Energy — 2.3%
2,000,000	Encana Corp., 4.750%, 10/15/13	2,022,014
1,900,000	Enterprise Products Operating LLC,
	5.600%, 10/15/14	2,011,336
500,000	EOG Resources, Inc., 6.125%, 10/1/13	506,716
294,306	Maritimes & Northeast Pipeline LLC,
	144a, 7.500%, 5/31/14	308,296
315,000	Noble Energy, Inc., 5.250%, 4/15/14	323,964
4,500,000	Petrohawk Energy Corp.,
	7.875%, 6/1/15	4,596,750
1,215,000	Spectra Energy Capital LLC,
	5.500%, 3/1/14	1,250,245
900,000	Spectra Energy Capital LLC,
	5.668%, 8/15/14	945,055
1,950,000	Spectra Energy Capital LLC,
	5.900%, 9/15/13	1,969,911
1,225,000	Total Capital Canada Ltd.,
	1.625%, 1/28/14	1,233,196
		15,167,483

	Industrials — 2.0%
227,000	Caterpillar, Inc., 7.000%, 12/15/13	233,673
1,800,000	CRH America, Inc., 4.125%, 1/15/16	1,893,364
7,500,000	CRH America, Inc., 5.300%, 10/15/13	7,594,950
418,500	CSX Transportation, Inc.,
	8.375%, 10/15/14	456,057
300,000	Equifax, Inc., 4.450%, 12/1/14	313,417
49,336	Federal Express Corp. 1995 Pass
	Through Trust, 7.110%, 1/2/14	50,816
177,579	Federal Express Corp. 2012 Pass
	Through Trust, 144a,
	2.625%, 1/15/18	179,083
151,034	GATX Corp. 2008-2 Pass Through Trust,
	9.000%, 11/15/13	155,534
450,000	Joy Global, Inc., 6.000%, 11/15/16	508,714
67,508	Petrodrill Five Ltd., 4.390%, 4/15/16	70,493
87,511	Petrodrill Four Ltd., 4.240%, 1/15/16	89,230
500,000	Philips Electronics N.V.,
	7.250%, 8/15/13	503,990
435,000	Roper Industries, Inc., 6.625%, 8/15/13	437,874
400,000	Ryder System, Inc. MTN,
	7.200%, 9/1/15	448,913
575,869	Union Pacific Railroad Co. 1998 Pass
	Through Trust, 6.330%, 1/2/20	649,085
		13,585,193

	Materials — 1.5%
3,000,000	Barrick Gold Financeco LLC MTN,
	6.125%, 9/15/13	3,029,697
500,000	Bemis Co., Inc., 5.650%, 8/1/14	523,628
500,000	Potash Corp. of Saskatchewan, Inc.,
	5.250%, 5/15/14	519,116
1,000,000	RPM International, Inc.,
	6.250%, 12/15/13	1,021,292
271,000	Westvaco Corp., 7.650%, 3/15/27	300,217
2,225,000	Xstrata Canada Corp., 5.375%, 6/1/15	2,350,352
2,575,000	Xstrata Finance Canada Ltd., 144a,
	2.050%, 10/23/15	2,575,814
		10,320,116

	Consumer Staples — 0.5%
2,500,000	Andrew W Mellon Foundation,
	3.950%, 8/1/14	2,589,770
1,000,000	Anheuser-Busch InBev Worldwide,
	Inc., 0.826%, 1/27/14(B)	1,002,961
		3,592,731

	Telecommunication Services — 0.5%
101,050	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	104,568
2,303,000	Cellco Partnership / Verizon Wireless
	Capital LLC, 5.550%, 2/1/14	2,364,324
250,000	Comcast Cable Holdings LLC,
	7.875%, 8/1/13	251,396
650,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	672,825
		3,393,113

	Health Care — 0.4%
2,080,000	CareFusion Corp., 5.125%, 8/1/14	2,169,846
560,000	Mylan, Inc. PA, 144a, 6.000%, 11/15/18	613,693
		2,783,539

	Information Technology — 0.1%
505,000	Amphenol Corp., 4.750%, 11/15/14	529,207
450,000	Hewlett-Packard Co., 3.000%, 9/15/16	462,120
		991,327
	Total Corporate Bonds	$172,960,210

	Asset-Backed Securities — 24.9%
7,844	Ally Auto Receivables Trust, Ser
	2010-3, Class A3, 1.110%, 10/15/14	7,846
86,780	Ally Auto Receivables Trust, Ser
	2010-4, Class A3, 0.910%, 11/17/14	86,807
630,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	642,411
1,348,992	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class C,
	14.550%, 1/15/16	1,355,737
6,635,628	AmeriCredit Automobile Receivables
	Trust, Ser 2010-1, Class C,
	5.190%, 8/17/15	6,789,946

25

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 24.9% (Continued)
$128,088	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class A2,
	1.190%, 8/8/15	$128,245
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,107,331
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,332,672
580,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	577,325
2,510,000	AmeriCredit Automobile Receivables
	Trust 2010-2, Ser 2010-2, Class C,
	4.520%, 10/8/15	2,551,681
40,824	AmeriCredit Automobile Receivables
	Trust 2010-3, Ser 2010-3, Class A3,
	1.140%, 4/8/15	40,839
870,000	AmeriCredit Automobile Receivables
	Trust 2010-3, Ser 2010-3, Class B,
	2.040%, 9/8/15	875,424
445,000	AmeriCredit Automobile Receivables
	Trust 2011-3, Ser 2011-3, Class B,
	2.280%, 6/8/16	451,001
285,000	AmeriCredit Automobile Receivables
	Trust 2012-1, Ser 2012-1, Class B,
	1.730%, 2/8/17	287,574
220,000	AmeriCredit Automobile Receivables
	Trust 2012-2, Ser 2012-2, Class B,
	1.780%, 3/8/17	222,182
700,000	AmeriCredit Automobile Receivables
	Trust 2012-3, Ser 2012-3, Class A3,
	0.960%, 1/9/17	700,570
3,854,728	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	3,848,129
4,113,035	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	4,103,061
3,275,639	Capital Auto Receivables Asset Trust,
	Ser 2008-2, Class C, 144a,
	7.960%, 12/15/14	3,286,681
4,215,000	Capital Auto Receivables Asset Trust,
	Ser 2008-2, Class D, 144a,
	8.250%, 12/15/14	4,229,487
585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	582,290
225,000	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	225,544
246,413	CarNow Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	2.090%, 1/15/15	246,636
8,125,000	CarNow Auto Receivables Trust, Ser
	2013-1A, Class A, 144a,
	1.160%, 10/16/17	8,117,224
4,998,805	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	4,982,854
800,000	Citibank Credit Card Issuance Trust,
	Ser 2003-A10, Class A10,
	4.750%, 12/10/15	815,111
703,415	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(B)	707,262
86,152	CNH Equipment Trust, Ser 2010-A,
	Class A4, 2.490%, 1/15/16	86,354
425,000	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	426,147
111,049	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	113,825
2,924,369	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.683%, 12/25/35(B)	2,907,571
456,948	DT Auto Owner Trust, Ser 2012-1A,
	Class A, 144a, 1.050%, 1/15/15	457,091
94,294	DT Auto Owner Trust, Ser 2012-2A,
	Class A, 144a, 0.910%, 11/16/15	94,286
783,220	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	792,161
8,245,254	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	8,202,403
465,000	Ford Credit Auto Lease Trust, Ser
	2012-A, Class A3, 0.850%, 1/15/15	465,310
1,050,000	Ford Credit Auto Owner Trust, Ser
	2010-B, Class B, 2.540%, 2/15/16	1,074,448
545,000	Ford Credit Floorplan Master Owner
	Trust, Ser 2013-1, Class A1,
	0.850%, 1/15/18	541,896
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	431,832
184,107	GE Equipment Small Ticket LLC, Ser
	2011-1A, Class A3, 144a,
	1.450%, 1/21/18	184,522
275,000	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	275,500
265,000	GE Equipment Transportation LLC, Ser
	2011-1, Class A4, 1.330%, 5/20/19	265,703
226,638	Great America Leasing Receivables,
	Ser 2011-1, Class A3, 144a,
	1.690%, 2/15/14	226,806
525,000	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	523,076
239,969	Harley-Davidson Motorcycle Trust, Ser
	2010-1, Class A4, 1.530%, 9/15/15	240,622

26

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 24.9% (Continued)
$261,996	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	$262,474
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	433,326
1,141,235	Honda Auto Receivables Owner Trust,
	Ser 2011-3, Class A3,
	0.880%, 9/21/15	1,143,121
624,922	Hyundai Auto Receivables Trust, Ser
	2009-A, Class A4, 3.150%, 3/15/16	629,859
300,588	LAI Vehicle Lease Securitization Trust,
	Ser 2010-A, Class A, 144a,
	2.550%, 9/15/16	300,530
6,393,151	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.443%, 3/25/32(B)	6,389,993
16,075	Mercedes-Benz Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.420%, 8/15/14	16,081
349,811	Mid-State Trust, Ser 2004-1, Class A,
	6.005%, 8/15/37	395,148
650,183	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	666,269
335,101	MMAF Equipment Finance LLC, Ser
	2011-AA, Class A3, 144a,
	1.270%, 9/15/15	335,710
1,308,298	Montana Higher Education Student
	Assistance Corp., Ser 2012-1, Class
	A1, 0.792%, 9/20/22(B)	1,321,381
425,000	Nissan Auto Lease Trust, Ser 2012-A,
	Class A3, 0.980%, 5/15/15	425,237
1,010,000	Overseas Private Investment Corp.,
	0.000%, 4/30/15	1,014,555
1,063,404	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33	1,059,684
2,050,177	Santander Consumer Acquired
	Receivables Trust, Ser 2011-S1A,
	Class B, 144a, 1.660%, 8/15/16	2,058,915
2,350,000	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class B, 144a, 2.320%, 4/15/15	2,359,962
202,720	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	203,617
1,550,519	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class B,
	2.240%, 12/15/14	1,554,343
3,875,000	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class C,
	3.890%, 7/17/17	3,977,087
1,642,772	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class B,
	2.050%, 5/15/15	1,646,478
4,700,000	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class C,
	3.060%, 11/15/17	4,812,720
4,910,251	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class C, 144a,
	3.020%, 10/17/16	4,968,226
95,694	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class A3,
	1.280%, 1/15/15	95,761
229,875	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class A3,
	1.290%, 2/16/15	230,059
315,000	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class B,
	2.660%, 1/15/16	318,102
2,530,000	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	2,593,604
2,058,015	Santander Drive Auto Receivables
	Trust, Ser 2011-S1A, Class B, 144a,
	1.480%, 5/15/17	2,064,749
720,000	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class A3,
	1.490%, 10/15/15	723,924
635,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class A3,
	1.220%, 12/15/15	637,483
390,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	394,751
750,000	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class A3,
	1.080%, 4/15/16	752,650
2,755,000	Santander Drive Auto Receivables
	Trust 2011-1, Ser 2011-1, Class C,
	3.110%, 5/16/16	2,789,732
1,691,777	Sierra Receivables Funding Co. LLC,
	Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	1,743,218
4,991,801	Sierra Receivables Funding Co. LLC,
	Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	5,100,578
2,886,701	Sierra Receivables Funding Co. LLC,
	Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	2,960,330
5,535,103	Sierra Timeshare 2007-2 Receivables
	Funding LLC, Ser 2007-2A, Class A2,
	144a, 1.192%, 9/20/19(B)	5,540,173
740,433	Sierra Timeshare 2010-1 Receivables
	Funding LLC, Ser 2010-1A, Class A1,
	144a, 4.480%, 7/20/26	752,424
560,668	Sierra Timeshare 2012-3 Receivables
	Funding LLC, Ser 2012-3A, Class A,
	144a, 1.870%, 8/20/29	561,968

27

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 24.9% (Continued)
$5,587,618	Sierra Timeshare 2013-1 Receivables
	Funding LLC, Ser 2013-1A, Class A,
	144a, 1.590%, 11/20/29	$5,547,572
1,263,060	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class A, 144a,
	1.780%, 6/15/16	1,267,749
4,162,628	Tidewater Auto Receivables Trust, Ser
	2012-AA, Class A2, 144a,
	1.210%, 8/15/15	4,160,759
1,390,619	United Auto Credit Securitization
	Trust, Ser 2012-1, Class A2, 144a,
	1.100%, 3/16/15	1,390,183
5,700,000	United Auto Credit Securitization
	Trust, Ser 2013-1, Class A2, 144a,
	0.950%, 9/15/15	5,689,609
264,454	Vanderbilt Mortgage Finance, Ser
	2001-C, Class A4, 5.960%, 1/7/27	269,294
146,216	Volkswagen Auto Lease Trust, Ser
	2011-A, Class A3, 1.200%, 10/20/14	146,495
1,675,000	Volkswagen Auto Lease Trust, Ser
	2012-A, Class A3, 0.870%, 7/20/15	1,677,928
1,000,000	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	1,002,288
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	350,739
4,372,995	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	4,427,658
3,791,806	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	3,816,692
5,624,085	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	5,632,876
33,880	Westlake Automobile Receivables
	Trust, Ser 2011-1A, Class A3, 144a,
	1.490%, 6/16/14	33,895
428,590	Westlake Automobile Receivables
	Trust, Ser 2012-1A, Class A2, 144a,
	1.030%, 3/15/16	428,980
370,000	World Financial Network Credit Card
	Master Trust, Ser 2009-D, Class A,
	4.660%, 5/15/17	370,727
1,070,000	World Financial Network Credit Card
	Master Trust, Ser 2010-A, Class A,
	3.960%, 4/15/19	1,132,488
	Total Asset-Backed Securities	$168,191,577

	Commercial Mortgage-Backed Securities — 18.0%
5,850,871	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	A3, 5.449%, 1/15/49	5,926,207
2,653,387	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.634%, 4/10/49(B)	2,682,746
75,048	Banc of America Commercial
	Mortgage Trust, Ser 2007-5, Class
	A2, 5.434%, 2/10/51	74,963
777,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-4, Class A6, 4.877%, 7/10/42(B)	799,969
98,549	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-6, Class A3, 4.512%, 12/10/42	98,859
265,063	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.284%, 11/10/42(B)	268,430
204,038	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	207,676
1,722,166	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class ASB, 4.867%, 7/10/45	1,759,063
40,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	43,893
3,133,000	Banc of America Re-Remic Trust, Ser
	2012-CLRN, Class B, 144a,
	1.793%, 8/15/29(B)	3,136,590
2,367,000	Banc of America Re-Remic Trust, Ser
	2012-CLRN, Class C, 144a,
	2.293%, 8/15/29(B)	2,371,045
3,800,621	Bear Stearns Commercial Mortgage
	Securities, Ser 1999-C1, Class F,
	144a, 5.640%, 2/14/31	3,848,627
1,062,452	Bear Stearns Commercial Mortgage
	Securities, Ser 2000-WF2, Class E,
	8.050%, 10/15/32(B)††	1,089,698
1,423,453	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-T14, Class A4,
	5.200%, 1/12/41(B)††	1,443,420
415,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41	436,675
1,779,944	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42	1,882,533
346,807	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	350,673
3,375,000	COMM 2004-LNB3 Mortgage Trust,
	Ser 2004-LB3A, Class B,
	5.522%, 7/10/37(B)	3,486,054
4,242,299	COMM 2006-FL12 Mortgage Trust, Ser
	2006-FL12, Class AJ, 144a,
	0.323%, 12/15/20(B)	4,146,903
4,336,685	COMM 2007-FL14 Mortgage Trust, Ser
	2007-FL14, Class AJ, 144a,
	0.373%, 6/15/22(B)	4,300,651
500,789	Commercial Mortgage Pass Through
	Certificates, Ser 2004-LB2A, Class
	A4, 4.715%, 3/10/39	507,745

28

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 18.0%
	(Continued)
$5,700,000	Commercial Mortgage Pass Through
	Certificates, Ser 2012-FL2, Class A,
	144a, 2.320%, 9/17/29(B)	$5,756,242
129,166	Commercial Mortgage Pass-Through
	Certificates, Ser 2007-C2, Class A2,
	5.448%, 1/15/49(B)	129,056
358,566	Commercial Mortgage Pass-Through
	Certificates, Ser 2007-C5, Class A2,
	5.589%, 9/15/40	357,828
4,000,000	Commercial Mortgage Trust
	2004-GG1, Ser 2004-GG1, Class B,
	5.426%, 6/10/36(B)	4,106,856
5,000,000	Commercial Mortgage Trust
	2004-GG1, Ser 2004-GG1, Class C,
	5.466%, 6/10/36(B)	5,125,260
228,396	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 1998-C2, Class
	D, 7.130%, 11/15/30	228,829
2,951,721	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2003-C4, Class
	B, 5.253%, 8/15/36(B)	2,951,163
665,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C2, Class
	A4, 4.832%, 4/15/37	698,437
168,830	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C5, Class
	A3, 5.100%, 8/15/38(B)	168,678
2,112,908	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.543%, 7/12/44(B)	2,147,088
475,637	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	481,637
99,104	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	102,246
5,666,875	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	5,824,765
3,140,000	GE Capital Commercial Mortgage
	Series 2005-C2, Ser 2005-C2, Class
	C, 5.133%, 5/10/43(B)	3,284,336
70,214	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C2, Class
	A2, 5.637%, 5/10/40(B)	70,197
6,139,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C2, Class D,
	5.653%, 5/10/40(B)	6,151,235
148,263	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C3, Class
	A4, 4.547%, 12/10/41	148,656
808,449	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(B)	823,370
36,240	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-CB6, Class A2,
	5.255%, 7/12/37(B)	36,263
172,938	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-LN2, Class A1,
	4.475%, 7/15/41	172,733
874,205	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	876,283
157,499	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	158,483
17,030	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP3, Class A3,
	4.959%, 8/15/42	17,016
1,242,546	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class A3A2,
	4.903%, 10/15/42	1,259,662
47,240	LB Commercial Mortgage Trust, Ser
	2007-C3, Class A2,
	5.840%, 7/15/44(B)	47,254
2,000,000	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C8, Class C,
	5.207%, 9/15/37(B)	2,013,620
2,000,000	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C8, Class D,
	5.237%, 9/15/37(B)	2,013,446
559,000	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C2, Class A4,
	4.367%, 3/15/36	568,767
86,897	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class A2,
	5.103%, 11/15/30	87,329
234,522	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AAB,
	5.170%, 11/15/30	240,165
5,884,619	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A1, 144a,
	0.731%, 7/9/21(B)	5,864,453
4,500,000	Merrill Lynch Floating Trust, Ser
	2008-LAQA, Class A2, 144a,
	0.731%, 7/9/21(B)	4,402,382
241,527	Merrill Lynch Mortgage Investors, Inc.,
	Ser 1998-C1, Class A3,
	6.720%, 11/15/26(B)	262,159
7,115,000	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class C,
	5.373%, 11/12/35(B)	7,193,258

29

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 18.0%
	(Continued)
$3,436,717	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class A3, 5.364%, 8/12/48	$3,494,883
869,347	Morgan Stanley Capital I, Ser
	2004-IQ7, Class A4,
	5.539%, 6/15/38(B)	892,320
2,341,780	Morgan Stanley Capital I Trust, Ser
	2007-IQ15, Class A2,
	6.050%, 6/11/49(B)	2,379,920
2,628,331	TIAA CMBS I Trust, Ser 2001-C1A, Class
	H, 144a, 5.770%, 6/19/33	2,681,379
4,602,105	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C7, Class A2, 144a,
	5.077%, 10/15/35(B)	4,620,040
1,179,667	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C9, Class A4,
	5.012%, 12/15/35(B)	1,188,530
1,044,564	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C17, Class APB,
	5.037%, 3/15/42	1,049,939
450,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(B)	480,621
208,833	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class APB,
	5.090%, 7/15/42(B)	209,995
1,720,181	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class A3,
	5.246%, 12/15/43	1,763,865
	Total Commercial
	Mortgage-Backed Securities	$121,393,064

	U.S. Government Mortgage-Backed
	Obligations — 12.1%
516,783	FHLMC, Pool #1B1580,
	2.802%, 3/1/34(B)	551,939
262,020	FHLMC, Pool #1B2629,
	2.750%, 11/1/34(B)	279,379
1,072,216	FHLMC, Pool #1B7189,
	3.422%, 3/1/36(B)	1,142,720
337,254	FHLMC, Pool #1G1471,
	2.597%, 1/1/37(B)	358,760
1,719,259	FHLMC, Pool #1H1354,
	5.801%, 11/1/36(B)	1,829,495
212,660	FHLMC, Pool #1H2524,
	2.393%, 8/1/35(B)	226,906
693,903	FHLMC, Pool #1J1813,
	3.050%, 8/1/37(B)	733,082
670,115	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(B)	706,328
416,793	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(B)	445,214
619,057	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(B)	652,195
556,341	FHLMC, Pool #1L1288,
	2.378%, 5/1/36(B)	592,090
488,181	FHLMC, Pool #1Q0080,
	2.727%, 1/1/36(B)	522,749
949,219	FHLMC, Pool #1Q0119,
	2.915%, 9/1/36(B)	1,008,521
1,830,794	FHLMC, Pool #1Q0187,
	2.867%, 12/1/36(B)	1,955,746
951,288	FHLMC, Pool #1Q0339,
	2.834%, 4/1/37(B)	1,018,829
371,233	FHLMC, Pool #1Q0669,
	2.718%, 11/1/37(B)	394,719
1,418,359	FHLMC, Pool #1Q1303,
	3.698%, 11/1/36(B)	1,533,801
1,674,410	FHLMC, Pool #781515,
	2.375%, 4/1/34(B)	1,767,067
652,078	FHLMC, Pool #782760,
	6.096%, 11/1/36(B)	689,422
493,398	FHLMC, Pool #847795,
	2.429%, 4/1/35(B)	526,132
348,640	FHLMC, Pool #848088,
	2.412%, 4/1/35(B)	373,507
1,616,113	FHLMC, Pool #848539,
	5.109%, 4/1/37(B)	1,744,097
2,748,464	FHLMC, Pool #848583,
	2.437%, 1/1/36(B)	2,927,480
40,233	FHLMC, Pool #A92646, 5.500%, 6/1/40	44,643
45,348	FHLMC, Pool #C03505, 5.500%, 6/1/40	48,914
78,354	FHLMC, Pool #C66916, 7.000%, 5/1/32	90,513
36,033	FHLMC, Pool #D94598, 6.500%, 4/1/21	39,083
166,248	FHLMC, Pool #G01840, 5.000%, 7/1/35	178,174
37,543	FHLMC, Pool #G11072,
	7.500%, 12/1/15	39,171
2,652,652	FHLMC, Pool #G11769,
	5.000%, 10/1/20	2,815,568
1,690,792	FHLMC, Pool #G11773,
	5.000%, 10/1/20	1,794,486
41,198	FHLMC, Pool #G30085,
	7.500%, 10/1/17	44,289
869,125	FHLMC, Pool #J10895,
	4.000%, 10/1/19	912,205
509,612	FNMA, Pool #254868, 5.000%, 9/1/33	551,305
267,343	FNMA, Pool #256272, 5.500%, 6/1/26	292,147
423,729	FNMA, Pool #256852, 6.000%, 8/1/27	464,317
156	FNMA, Pool #323441, 7.000%, 12/1/13	157
70,597	FNMA, Pool #323832, 7.500%, 7/1/29	83,451
5,023	FNMA, Pool #334593, 7.000%, 5/1/24	5,785
12,002	FNMA, Pool #519992, 7.000%, 10/1/14	12,272
7,676	FNMA, Pool #534851, 7.500%, 4/1/15	7,849
11,736	FNMA, Pool #535219, 7.500%, 3/1/15	12,139
21,643	FNMA, Pool #546474, 7.000%, 1/1/15	21,827
433,829	FNMA, Pool #555380,
	2.494%, 4/1/33(B)	459,888
63,214	FNMA, Pool #555646, 7.500%, 9/1/16	65,705
137,808	FNMA, Pool #665773, 7.500%, 6/1/31	156,101
400,943	FNMA, Pool #679742,
	2.717%, 1/1/40(B)	427,661

30

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 12.1% (Continued)
$150,741	FNMA, Pool #681842,
	2.357%, 2/1/33(B)	$160,397
453,553	FNMA, Pool #681898,
	2.261%, 4/1/33(B)	483,793
470,645	FNMA, Pool #725245,
	2.312%, 2/1/34(B)	499,947
568,677	FNMA, Pool #725424, 5.500%, 4/1/34	622,391
2,406,809	FNMA, Pool #725490,
	2.416%, 4/1/34(B)	2,544,762
1,187,664	FNMA, Pool #735439, 6.000%, 9/1/19	1,264,319
272,929	FNMA, Pool #735539,
	2.368%, 4/1/35(B)	290,233
185,973	FNMA, Pool #743207,
	2.598%, 10/1/33(B)	197,974
148,905	FNMA, Pool #745467,
	2.814%, 4/1/36(B)	159,132
348,028	FNMA, Pool #745790,
	2.551%, 8/1/36(B)	372,426
1,924,910	FNMA, Pool #761411, 4.500%, 5/1/19	2,045,293
271,582	FNMA, Pool #784365,
	2.050%, 5/1/34(B)	284,884
573,436	FNMA, Pool #791978,
	2.017%, 9/1/34(B)	602,849
209,982	FNMA, Pool #804001,
	2.368%, 10/1/34(B)	222,728
403,277	FNMA, Pool #806765,
	2.061%, 11/1/34(B)	424,020
149,887	FNMA, Pool #809897,
	2.460%, 3/1/35(B)	159,946
786,447	FNMA, Pool #810896,
	2.023%, 1/1/35(B)	831,079
383,370	FNMA, Pool #813170,
	2.486%, 1/1/35(B)	408,257
649,008	FNMA, Pool #813714,
	2.106%, 1/1/35(B)	686,788
3,289,278	FNMA, Pool #813844,
	2.041%, 1/1/35(B)	3,483,492
449,122	FNMA, Pool #820364,
	1.883%, 4/1/35(B)	472,784
2,225,281	FNMA, Pool #825395,
	2.347%, 7/1/35(B)	2,380,007
1,448,190	FNMA, Pool #827787,
	2.050%, 5/1/35(B)	1,524,091
194,393	FNMA, Pool #828480,
	2.773%, 6/1/35(B)	207,527
539,379	FNMA, Pool #839239,
	2.885%, 9/1/35(B)	572,858
235,979	FNMA, Pool #888179,
	2.744%, 2/1/37(B)	251,756
141,057	FNMA, Pool #888548,
	2.387%, 5/1/35(B)	150,244
414,540	FNMA, Pool #889060, 6.000%, 1/1/38	459,470
363,629	FNMA, Pool #889061, 6.000%, 1/1/38	404,170
22,883	FNMA, Pool #889382, 5.500%, 4/1/38	25,522
985,987	FNMA, Pool #922674,
	2.799%, 4/1/36(B)	1,049,188
1,299,595	FNMA, Pool #931676, 5.500%, 1/1/19	1,376,755
266,363	FNMA, Pool #950385,
	1.456%, 8/1/37(B)	284,131
295,265	FNMA, Pool #960376, 5.500%, 12/1/37	320,232
393,485	FNMA, Pool #995284, 5.500%, 3/1/20	415,541
1,965,260	FNMA, Pool #AA1150, 4.000%, 4/1/23	2,076,398
455,492	FNMA, Pool #AB1827, 3.500%, 11/1/20	476,308
996,182	FNMA, Pool #AB1981, 3.500%, 12/1/20	1,044,145
21,816	FNMA, Pool #AD0941, 5.500%, 4/1/40	24,430
248,861	FNMA, Pool #AE0363, 5.000%, 7/1/37	268,893
1,598,735	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,690,101
341,102	FNMA, Pool #AE5441, 5.000%, 10/1/40	370,969
859,401	FNMA, Pool #AI3780, 3.500%, 8/1/20	898,557
479,100	FNMA, Pool #AI6588, 4.000%, 7/1/26	505,244
449,462	FNMA, Pool #AI8506, 4.000%, 8/1/26	474,002
473,293	FNMA, Pool #AL0211, 5.000%, 4/1/41	515,750
124,265	FNMA, Pool #AL0302, 5.000%, 4/1/24	133,171
2,377,866	FNMA, Pool #AL0478,
	2.754%, 4/1/36(B)	2,525,014
872,893	FNMA, Pool #AL0543, 5.000%, 7/1/41	956,677
457,491	FNMA, Pool #AL1105, 4.500%, 12/1/40	488,808
396,245	FNMA, Pool #AL2591, 5.500%, 5/1/38	423,829
1,113,131	FNMA, Pool #MA0174, 4.000%, 9/1/19	1,173,340
640,772	FNMA, Pool #MA0464, 3.500%, 6/1/20	669,928
754,698	FNMA, Pool #MA0629, 3.500%, 1/1/21	791,550
606,064	FNMA, Pool #MA0641, 4.000%, 2/1/31	632,166
582,558	FNMA, Pool #MA0667, 4.000%, 3/1/31	607,711
3,243,584	FNMA, Pool #MA0740, 3.500%, 5/1/21	3,397,362
196	GNMA, Pool #2707, 5.500%, 1/20/14	197
504	GNMA, Pool #2802, 5.500%, 7/20/14	505
5,028	GNMA, Pool #2843, 5.500%, 11/20/14	5,066
32,141	GNMA, Pool #344233, 8.000%, 2/15/23	36,469
85,693	GNMA, Pool #345123,
	8.000%, 12/15/23	97,681
15,481	GNMA, Pool #569337, 6.500%, 4/15/22	17,460
31,548	GNMA, Pool #578189, 6.000%, 2/15/32	35,288
38,034	GNMA, Pool #780322,
	8.000%, 11/15/22	41,267
9,582	GNMA, Pool #780327,
	8.000%, 11/15/17	10,205
948,426	GNMA, Pool #80826,
	1.625%, 2/20/34(B)	992,495
614,343	GNMA, Pool #80889,
	1.750%, 4/20/34(B)	640,859
853,642	GNMA, Pool #81016,
	1.750%, 8/20/34(B)	891,674
27,361	GNMA, Pool #814, 8.000%, 8/20/17	29,410
6,707	GNMA, Pool #8426,
	3.000%, 11/20/18(B)	6,990
163,790	GNMA, Pool #894160,
	2.073%, 6/20/61(B)	172,228

31

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 12.1% (Continued)
$343,293	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	$354,749
711,360	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	725,732
15,671,916	GNMA, Ser 2011-78, Class IX,
	1.231%, 8/16/46(B)	1,076,488
	Total U.S. Government
	Mortgage-Backed Obligations	$81,465,930

	Municipal Bonds — 3.9%

	California— 0.1%
625,000	Orange County California Pension
	Oblg, Txbl Ser A, 0.760%, 6/30/14	624,200
180,000	Southern California Public Power
	Authority, Rev, 3.326%, 7/1/14	183,321
		807,521

	Connecticut— 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.980%, 5/15/18(B)	431,124

	Indiana— 1.0%
6,450,000	IN St Fin Auth Econ Dev R, Amt
	Republic Svcs Inc Proj, 0.530%,
	12/1/37	6,450,000

	Louisiana— 0.1%
217,437	LA St Local Govt Envrnm, Ell Tranche A
	1, 1.110%, 2/1/16	217,769
625,387	Louisiana Local Government
	Environmental Facilities &
	Community Development
	Authority, 1.520%, 2/1/18	630,065
		847,834

	Massachusetts— 0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Pj Ser B, 2.125%,
	12/1/29	1,014,030

	Michigan— 0.0%
300,000	Michigan State Strategic Fund, Waste
	Management, Inc. Project, 3.200%,
	8/1/27	300,618

	New Jersey— 0.3%
2,000,000	NJ St Econ Dev Auth Re, Sch Facs
	Constr, 0.857%, 3/1/15	1,996,940

	New Mexico— 0.1%
545,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.925%, 12/1/28(B)	545,104

	Ohio— 0.4%
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Pjs Ser A, 3.944%,
	2/15/15	520,830
950,000	Columbus OH, Recovery Zone
	Economic Dev Tax, LTGO, 2.890%,
	6/1/15	950,000
1,510,000	Medina Co OH IDR, Adj Mack Inds
	Proj, (LOC: JP Morgan Chase Bank
	NA), 0.220%, 7/1/16	1,510,000
		2,980,830

	Pennsylvania—0.8%
3,000,000	PA St Econ Dev Fing, Ref Rep Svcs Inc
	A, 0.550%, 4/1/19	3,000,000
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33	2,510,000
		5,510,000

	Texas— 0.8%
2,250,000	N TX Tollway Auth Rev, BANS Spl Pjs A,
	Revenue Notes, 2.441%, 9/1/13	2,257,830
625,000	TX St, Amt Ref College Student Ln B,
	UTGO, 5.000%, 8/1/14	655,538
1,000,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/14	1,053,860
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,617,900
		5,585,128
	Total Municipal Bonds	$26,469,129

	Agency Collateralized Mortgage
	Obligations — 2.3%
142,031	Fannie Mae REMIC Trust, Ser 2001-W4,
	Class AF5, 6.114%, 2/25/32	140,003
60,469,749	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K502 Class
	X1A, 1.855%, 4/25/17(B)	3,155,674
141,190	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	148,678
33,059	FHLMC REMIC, Ser 2639 Class JE,
	5.000%, 1/15/32	33,088
1,053,999	FHLMC REMIC, Ser 2770 Class FH,
	0.593%, 3/15/34(B)	1,057,134
682,919	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	696,759
112,419	FHLMC REMIC, Ser 2904 Class CA,
	5.000%, 4/15/19	114,073
174,681	FHLMC REMIC, Ser 2977 Class NY,
	5.500%, 5/15/33	177,011
315,223	FHLMC REMIC, Ser 3010 Class WA,
	4.500%, 3/15/19	318,305
74,414	FHLMC REMIC, Ser 3104 Class BA,
	5.500%, 6/15/24	75,132
665,062	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	701,257
105,682	FNMA, 5.000%, 5/1/35	113,884
688,104	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	708,491

32

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 2.3% (Continued)
$98,402	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	$101,262
214,984	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	231,906
208,593	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	222,545
47,265	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	48,634
986,699	FNMA REMIC, Ser 2003-81, Class FE,
	0.693%, 9/25/33(B)	994,071
716,533	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23	46,499
1,710,289	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	1,750,861
566,040	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	601,302
566,391	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	582,752
723,142	FNMA REMIC, Ser 2010-75, Class CH,
	4.500%, 5/25/37	723,328
670,999	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	691,697
833,281	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	822,714
21,160	Freddie Mac Reference REMIC, Ser
	R004 Class VG, 6.000%, 8/15/21	21,154
314,102	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	342,754
14,202	GNMA, Ser 2004-12, Class BA,
	4.807%, 8/16/32	14,228
111,787	GNMA, Ser 2010-18, Class A,
	3.100%, 12/16/50	112,468
396,214	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	399,463
350,737	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	351,021
	Total Agency Collateralized
	Mortgage Obligations	$15,498,148

	Non-Agency Collateralized Mortgage
	Obligations — 2.5%
287,245	American Home Mortgage
	Investment Trust, Ser 2005-2, Class
	5A3, 5.077%, 9/25/35	287,514
839,477	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.921%, 4/25/34(B)††	822,386
504,228	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(A)	523,355
229,411	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	231,774
900,000	FDIC Structured Sale Guaranteed
	Notes, 144a, 0.000%, 10/25/13	899,424
228,283	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	234,131
8,207	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 5A1,
	4.115%, 4/25/35(B)	8,208
395,262	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.510%, 6/25/36(B)	341,916
659,165	Merrill Lynch Mortgage Investors
	Trust, Ser MLCC 2004-1, Class 1A,
	2.256%, 12/25/34(B)	665,954
36,934	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.329%, 12/25/32(B)	37,331
775,451	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	773,529
781,524	Provident Funding Mortgage Loan
	Trust, Ser 2005-2, Class 2A1A,
	2.684%, 10/25/35(B)	787,784
403,232	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	422,622
1,704,824	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.272%, 2/25/37(B)	1,450,270
470,242	Sequoia Mortgage Trust, Ser 2013-1,
	Class 2A1, 1.855%, 2/25/43(B)	424,684
474,192	Sequoia Mortgage Trust, Ser 2013-2,
	Class A1, 1.874%, 2/25/43(B)	427,483
3,583,912	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(B)	3,635,904
3,375,296	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(B)	3,391,626
400,451	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.182%, 6/25/33(B)	397,634
1,173,644	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 4.693%, 12/25/33(B)	1,178,809
	Total Non-Agency Collateralized
	Mortgage Obligations	$16,942,338

	Commercial Paper — 1.5%
10,000,000	Spectra Energy	9,998,350

	U.S. Government Agency Obligations — 1.3%
471,000	Government Trust Certificate,
	0.000%, 11/15/13	469,212
955,000	Government Trust Certificate,
	0.000%, 5/15/15	932,969
583,000	Government Trust Certificate,
	0.000%, 10/1/16	555,458

33

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.3%
	(Continued)
$2,000,000	Overseas Private Investment Corp.,
	0.000%, 11/18/13#	$2,035,140
2,625,000	Overseas Private Investment Corp.,
	0.140%,(B)	2,625,000
101,938	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	111,880
117,072	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	126,969
143,366	Small Business Administration
	Participation Certificates, Ser
	2004-20B, Class 1, 4.720%, 2/1/24	154,520
161,798	Small Business Administration
	Participation Certificates, Ser
	2005-20G, Class 1, 4.750%, 7/1/25	176,540
107,556	Small Business Administration
	Participation Certificates, Ser
	2007-10E, Class 1, 5.250%, 9/1/17	113,502
108,661	Small Business Administration
	Participation Certificates, Ser
	2008-10B, Class 1, 4.580%, 3/1/18	114,726
197,866	Small Business Administration Pools,
	503795, 0.750%, 6/25/22(B)	198,631
96,261	Small Business Administration Pools,
	506207, 1.000%, 11/25/14(B)	96,202
79,720	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(B)	80,844
339,091	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(B)	339,804
251,451	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(B)	252,723
109,789	United States Small Business Adminis-
	tration, Ser 2004-P10A, Class 1,
	4.504%, 2/1/14	111,683
44,136	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	46,267
65,639	United States Small Business Adminis-
	tration, Ser 2006-P10A, Class 1,
	5.408%, 2/10/16	69,263
	Total U.S. Government Agency
	Obligations	$8,611,333

		Market
Shares		Value

	Investment Fund — 10.3%
69,541,343	Touchstone Institutional Money
	Market Fund^	$69,541,343

	Total Investment Securities —102.4%
	(Cost $692,246,615)	$691,071,422

	Liabilities in Excess of Other Assets — (2.4%)	(16,327,641)

	Net Assets — 100.0%	$674,743,781

(A)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2013.

(B)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2013.

#	Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterest payments directly from these trusts.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LTD - Limited Liability Company

LTGO - Limited Tax General Obligation

34

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2013, these securities were valued at $195,552,654 or 29.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$172,960,210	$—	$172,960,210
Asset-Backed Securities	—	168,191,577	—	168,191,577
Commercial Mortgage-Backed Securities	—	121,393,064	—	121,393,064
U.S. Government Mortgage-Backed Obligations	—	81,465,930	—	81,465,930
Municipal Bonds	—	26,469,129	—	26,469,129
Agency Collateralized Mortgage Obligations	—	15,498,148	—	15,498,148
Non-Agency Collateralized Mortgage Obligations	—	16,942,338	—	16,942,338
Commercial Paper	—	9,998,350	—	9,998,350
U.S. Government Agency Obligations	—	8,611,333	—	8,611,333
Investment Fund	69,541,343	—	—	69,541,343
				$691,071,422

See accompanying Notes to Portfolios of Investments.

35

Notes to Portfolios of Investments

June 30, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2013, there were no significant transfers between Levels 1, 2 and 3.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation - Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and

36

Notes to Portfolios of Investments (Continued)

June 30, 2013 (Unaudited)

may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation - Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Securties sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A fund would realize a gain if the price of the security declines between those dates.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

37

Notes to Portfolios of Investments (Continued)

June 30, 2013 (Unaudited)

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2013, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2013, the Merger Arbitrage Fund held purchased options with a fair value of $45,539.

38

Notes to Portfolios of Investments (Continued)

June 30, 2013 (Unaudited)

Derivative instruments and hedging activities—For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	International	Merger
	Fixed Income	Arbitrage
	Fund	Fund
Forward foreign currency exchange contracts:
Average number of contracts	66	—
Average U.S. dollar amount purchased	$22,038,547	—
Average U.S. dollar amount sold	23,984,090	—
Equity purchased options contracts:
Average number of contracts	—	50

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$16,659,070	$18,394,224
Global Real Estate Fund	64,355	64,883
Mid Cap Fund	23,160,937	23,400,153
Mid Cap Value Fund	1,116,239	1,125,388
Sands Capital Select Growth Fund	46,156,303	48,869,457
Small Cap Core Fund	22,135,604	22,742,470
Small Cap Value Fund	2,442,140	2,497,528

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

39

Notes to Portfolios of Investments (Continued)

June 30, 2013 (Unaudited)

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Tax Information— As of June 30, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$541,538,043	$43,217,217	$(71,191,000)	$(27,973,783)
Global Real Estate Fund	22,105,232	168,432	(1,587,288)	(1,418,856)
International Fixed Income Fund	28,040,216	682,344	(1,587,247)	(904,903)
Merger Arbitrage Fund	554,060,312	16,917,455	(5,783,378)	11,134,077
Mid Cap Fund	229,163,430	23,054,719	(474,605)	22,580,114
Mid Cap Value	117,891,021	19,117,983	(2,222,678)	16,895,305
Premium Yield Equity Fund	152,793,360	19,673,011	(559,196)	19,113,815
Sands Capital Select Growth Fund	3,699,115,443	1,039,737,211	(60,601,954)	979,135,257
Small Cap Core Fund	598,752,691	165,952,032	(3,814,724)	162,137,308
Small Cap Value Fund	37,143,712	3,409,988	(1,262,747)	2,147,241
Total Return Bond Fund	164,414,190	1,571,769	(2,279,308)	(707,539)
Ultra Short Duration Fixed Income Fund	692,246,615	3,035,960	(4,211,153)	(1,175,193)

40

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/27/13

* Print the name and title of each signing officer under his or her signature.